UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23011

PENN CAPITAL FUNDS TRUST
(Exact name of registrant as specified in charter)

Navy Yard Corporate Center
1200 Intrepid Ave., Suite 400
Philadelphia, Pennsylvania 19112
(Address of principal executive offices) (Zip code)

Richard A. Hocker
Navy Yard Corporate Center
1200 Intrepid Ave., Suite 400
Philadelphia, Pennsylvania 19112
(Name and address of agent for service)

With copies to:

Lisa L.B. Matson, Esq.
Navy Yard Corporate Center
1200 Intrepid Ave., Suite 400
Philadelphia, Pennsylvania 19112

Michael P. O’Hare, Esq.
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103

(215) 302-1500
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2020

Date of reporting period: December 31, 2019

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT

December 31, 2019

PENN CAPITAL DEFENSIVE FLOATING RATE INCOME FUND

PENN CAPITAL DEFENSIVE SHORT DURATION HIGH INCOME FUND

PENN CAPITAL MULTI-CREDIT HIGH INCOME FUND

PENN CAPITAL SPECIAL SITUATIONS SMALL CAP EQUITY FUND

PENN CAPITAL MANAGED ALPHA SMID CAP EQUITY FUND

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (defined herein) or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website (www.penncapitalfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-844-302-7366.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-844-302-7366 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary.

Fund Summaries	1
Disclosure of Fund Expenses	6
Fund	Schedules of Investments

PENN CAPITAL DEFENSIVE FLOATING RATE INCOME FUND
FUND SUMMARY (UNAUDITED)

13,000
12,000
11,000
10,000
9,000
12,316
12,036
11,929
11/30/2015
07/16/2017
3/31/2016
6/30/2016
9/30/2016
12/31/2016
3/31/2017
6/30/2017
9/30/2017
12/31/2017
3/31/2018
6/30/2018
9/30/2018
12/13/2018
3/31/2019
6/30/2019
9/30/2019
12/31/2019
Penn Capital Defensive Floating Rate Income Fund - Institutional Class
S&P/LSTA BB Loan Index
S&P/LSTA BB/B Loan Index

This chart assumes an initial gross investment of $10,000 made on December 1, 2015, inception of the Institutional Class shares. Returns shown in the chart and table include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees, transaction costs or expenses. It is not possible to invest directly in an index. No information is provided for Investor Class shares because shares of that class had not yet been issued as of December 31, 2019.

Average Annual Total Returns for the Period Ended December 31, 2019	One Year	Three Years	Since Inception(1)
Penn Capital Defensive Floating Rate Income Fund Institutional Class Shares	8.25%	4.00%	4.41%
S&P/LSTA BB Loan Index	9.31%	4.04%	4.64	%(2)
S&P/LSTA BB/B Loan Index	9.12%	4.41%	5.23	%(3)

(1)	Inception date is 12/1/15.
(2)	The return shown for the S&P/LSTA BB Loan Index in from the inception date of the Institutional Class shares.
(3)	The return shown for the S&P/LSTA BB/B Loan Index is from the inception date of the Institutional Class shares.

PENN CAPITAL DEFENSIVE SHORT DURATION HIGH INCOME FUND
FUND SUMMARY (UNAUDITED)

This chart assumes an initial gross investment of $10,000 made on July 17, 2017, inception of the Institutional Class shares. Returns shown in the chart and table include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees, transaction costs or expenses. It is not possible to invest directly in an index.

Average Annual Total Returns for the Period Ended December 31, 2019	One Year	Since Inception(1)
Penn Capital Defensive Short Duration High Income Fund
Institutional Class Shares	7.29%	3.31%
ICE BofAML 1-3 Year BB-Rated US Cash Pay High Yield Index	8.69%	4.46	%(2)
ICE BofAML US High Yield Cash Pay BB-B Rated 1-3 Years Index	8.83%	5.03	%(3)
(1)	Inception date is 7/17/17.
(2)	The return shown for the ICE BofAML 1-3 Year BB-Rated US Cash Pay High Yield Index is from the inception date of the Institutional Class shares.
(3)	The return shown for the ICE BofAML US High Yield Cash Pay BB-B Rated 1-3 Years Index is from the inception date of the Institutional Class shares.

PENN CAPITAL MULTI-CREDIT HIGH INCOME FUND
 FUND SUMMARY (UNAUDITED)

This chart assumes an initial gross investment of $10,000 made on December 1, 2015, inception of the Institutional Class shares. Returns shown in the chart and table include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees, transaction costs or expenses. It is not possible to invest directly in an index. No information is provided for Investor Class shares because shares of that class had not yet been issued as of December 31, 2019.

Average Annual Total Returns for the Period Ended December 31, 2019	One Year	Three Years	Since Inception(1)
Penn Capital Multi-Credit High Income Fund
Institutional Class Shares	11.36%	5.60%	6.98%
ICE BofAML US High Yield Constrained Index	14.41%	6.32%	8.12	%(2)
50% ICE BofAML High Yield Constrained Index -50% S&P/LSTA BB Loan Index	11.85%	5.18%	6.38	%(3)
(1)	Inception date is 12/1/15.
(2)	The return shown for the ICE BofAML US High Yield Constrained Index is from the inception date of the Institutional Class shares.
(3)	The return for the 50% ICE BofAML High Yield Constrained Index -50% S&P/LSTA BB Loan Index is from the inception date of the Institutional Class shares.

PENN CAPITAL SPECIAL SITUATIONS SMALL CAP EQUITY FUND
FUND SUMMARY (UNAUDITED)

This chart assumes an initial gross investment of $10,000 made on December 18, 2015, inception of the Institutional Class shares. Returns shown in the chart and table include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees, transaction costs or expenses. It is not possible to invest directly in an index. No information is provided for Investor Class shares because shares of that class had not yet been issued as of December 31, 2019.

Average Annual Total Returns for the Period Ended December 31, 2019	One Year	Three Years	Since Inception(1)
Penn Capital Special Situations Small Cap Equity Fund
Institutional Class Shares	28.98%	7.80%	10.95%
Russell 2000® Index	25.52%	8.59%	11.56	%(2)
(1)	Inception date is 12/18/15.
(2)	The return shown for the Russell 2000® Index is from the inception date of the Institutional Class shares.

PENN CAPITAL MANAGED ALPHA SMID CAP EQUITY FUND
FUND SUMMARY (UNAUDITED)

This chart assumes an initial gross investment of $10,000 made on December 1, 2015, inception of the Institutional Class shares. Returns shown in the chart and table include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees, transaction costs or expenses. It is not possible to invest directly in an index. No information is provided for Investor Class shares because shares of that class had not yet been issued as of December 31, 2019.

Average Annual Total Returns for the Period Ended December 31, 2019	One Year	Three Years	Since Inception(1)
Penn Capital Managed Alpha SMID Cap Equity Fund
Institutional Class Shares	30.83%	12.22%	11.63%
Russell 2500TM Index	27.77%	10.33%	10.71	%(2)
(1)	Inception date is 12/1/15.
(2)	The return shown for the Russell 2500® Index is from the inception date of the Institutional Class shares.

PENN CAPITAL FUNDS TRUST
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
FOR THE SIX MONTH PERIOD FROM JULY 1, 2019 TO DECEMBER 31, 2019

Cost in Dollars of a $1,000 Investment in Penn Capital Defensive Floating Rate Income Fund (Unaudited)

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from July 1, 2019 to December 31, 2019, and the impact of those costs on your investment.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees on sales (as applicable) and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from July 1, 2019 to December 31, 2019.

This example illustrates your Fund’s ongoing costs in two ways:

Actual Expenses

The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended December 31, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled Expenses Paid During Period to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Actual		Hypothetical
Share Class(1)	Beginning Account Value 7/1/19	Ending Account Value (Based on Actual Returns and Expenses) 12/31/19	Expenses Paid During Period(2)	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 12/31/19	Expenses Paid During Period(2)
Institutional Class Shares	$1,000.00	$1,025.90	$3.26	$1,021.92	$3.25
(1)	No information is provided for Investor Class shares because shares of that class had not yet been issued as of December 31, 2019.
(2)	Expenses are equal to the Fund’s annualized expense ratio, net of waivers and excluding acquired fund fees and expenses if any (0.64% for the Institutional Class), multiplied by the average account value over the period, divided by 366 and multiplied by 184 for the Institutional Class (to reflect the six-month period). The table above represents the actual expenses incurred during the six-month period.

PENN CAPITAL FUNDS TRUST
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
FOR THE PERIOD FROM JULY 1, 2019 TO DECEMBER 31, 2019

Cost in Dollars of a $1,000 Investment in Penn Capital Defensive Short Duration High Income Fund (Unaudited)

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from July 1, 2019 to December 31, 2019, and the impact of those costs on your investment.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees on sales (as applicable) and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from July 1, 2019 to December 31, 2019.

This example illustrates your Fund’s ongoing costs in two ways:

Actual Expenses

The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the period ended December 31, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled Expenses Paid During Period to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Actual		Hypothetical
Share Class(1)	Beginning Account Value 7/1/19	Ending Account Value (Based on Actual Returns and Expenses) 12/31/19	Expenses Paid During Period(2)	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 12/31/19	Expenses Paid During Period(2)
Institutional Class Shares	$1,000.00	$1,024.50	$2.75	$1,022.42	$2.75
(1)	No information is provided for Investor Class shares because shares of that class had not yet been issued as of December 31, 2019.
(2)	Expenses are equal to the Fund’s annualized expense ratio, net of waivers and excluding acquired fund fees and expenses if any (0.54% for the Institutional Class), multiplied by the average account value over the period, divided by 366 and multiplied by 184 for the Institutional Class (to reflect the six-month period). The table above represents the actual expenses incurred during the six-month period.

PENN CAPITAL FUNDS TRUST
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
FOR THE SIX MONTH PERIOD FROM JULY 1, 2019 TO DECEMBER 31, 2019

Cost in Dollars of a $1,000 Investment in Penn Capital Multi-Credit High Income Fund (Unaudited)

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from July 1, 2019 to December 31, 2019, and the impact of those costs on your investment.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees on sales (as applicable) and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from July 1, 2019 to December 31, 2019.

This example illustrates your Fund’s ongoing costs in two ways:

Actual Expenses

The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended December 31, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled Expenses Paid During Period to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Actual		Hypothetical
Share Class(1)	Beginning Account Value 7/1/19	Ending Account Value (Based on Actual Returns and Expenses) 12/31/19	Expenses Paid During Period(2)	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 12/31/19	Expenses Paid During Period(2)
Institutional Class Shares	$1,000.00	$1,030.50	$3.67	$1,021.52	$3.66
(1)	No information is provided for Investor Class shares because shares of that class had not yet been issued as of December 31, 2019.
(2)	Expenses are equal to the Fund’s annualized expense ratio, net of waivers and excluding acquired fund fees and expenses if any (0.72% for the Institutional Class), multiplied by the average account value over the period, divided by 366 and multiplied by 184 for the Institutional Class (to reflect the six-month period). The table above represents the actual expenses incurred during the six-month period.

PENN CAPITAL FUNDS TRUST
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
FOR THE SIX MONTH PERIOD FROM JULY 1, 2019 TO DECEMBER 31, 2019

Cost in Dollars of a $1,000 Investment in Penn Capital Special Situations Small Cap Equity Fund (Unaudited)

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from July 1, 2019 to December 31, 2019, and the impact of those costs on your investment.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees on sales (as applicable) and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from July 1, 2019 to December 31, 2019.

This example illustrates your Fund’s ongoing costs in two ways:

Actual Expenses

The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended December 31, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled Expenses Paid During Period to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Actual		Hypothetical
Share Class(1)	Beginning Account Value 7/1/19	Ending Account Value (Based on Actual Returns and Expenses) 12/31/19	Expenses Paid During Period(2)	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 12/31/19	Expenses Paid During Period(2)
Institutional Class Shares	$1,000.00	$1,094.80	$5.79	$1,019.61	$5.58
(1)	No information is provided for Investor Class shares because shares of that class had not yet been issued as of December 31, 2019.
(2)	Expenses are equal to the Fund’s annualized expense ratio (including interest expense), net of waivers and excluding acquired fund fees and expenses if any (1.09% for the Institutional Class), multiplied by the average account value over the period, divided by 366 and multiplied by 184 for the Institutional Class (to reflect the six-month period). The table above represents the actual expenses incurred during the six-month period.

PENN CAPITAL FUNDS TRUST
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
FOR THE SIX MONTH PERIOD FROM JULY 1, 2019 TO DECEMBER 31, 2019

Cost in Dollars of a $1,000 Investment in Penn Capital Managed Alpha SMID Cap Equity Fund (Unaudited)

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from July 1, 2019 to December 31, 2019, and the impact of those costs on your investment.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees on sales (as applicable) and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses (as applicable). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from July 1, 2019 to December 31, 2019.

This example illustrates your Fund’s ongoing costs in two ways:

Actual Expenses

The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six months ended December 31, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled Expenses Paid During Period to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Actual		Hypothetical
Share Class(1)	Beginning Account Value 7/1/19	Ending Account Value (Based on Actual Returns and Expenses) 12/31/19	Expenses Paid During Period(2)	Ending Account Value (Based on Hypothetical 5% Annualized Return and Actual Expenses) 12/31/19	Expenses Paid During Period(2)
Institutional Class Shares	$1,000.00	$1,097.90	$5.59	$1,019.81	$5.38
(1)	No information is provided for Investor Class shares because shares of that class had not yet been issued as of December 31, 2019.
(2)	Expenses are equal to the Fund’s annualized expense ratio, net of waivers and excluding acquired fund fees and expenses if any (1.06% for the Institutional Class), multiplied by the average account value over the period, divided by 366 and multiplied by 184 for the Institutional Class (to reflect the six-month period). The table above represents the actual expenses incurred during the six-month period.

PENN CAPITAL FUNDS TRUST
PENN CAPITAL DEFENSIVE FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2019 (UNAUDITED)
	Principal	Value
Bank Loans: 78.9% (a)(b)
Aerospace: 0.8%
1199169 BC ULC, 5.945% (3 Month US LIBOR + 4.000%), 4/8/26	$87,194	$87,725
Ducommun, Inc., 5.984%, 11/21/25
(2 Month US LIBOR + 4.000%)	71,141	71,141
(3 Month US LIBOR + 4.000%)	92,291	92,291
Dynasty Acquisition Co., Inc., 5.945% (3 Month US LIBOR + 4.000%), 4/4/26	162,181	163,169
		414,326
Airline Companies: 1.7%
Allegiant Travel Co., 6.393% (3 Month US LIBOR + 4.500%), 2/5/24	248,624	250,178
American Airlines, Inc., 3.542% (1 Month US LIBOR + 1.750%), 6/27/25	431,200	431,536
United Airlines, Inc., 3.549% (1 Month US LIBOR + 1.750%), 4/1/24	148,096	148,745
		830,459
Automotive: 0.7%
Navistar, Inc., 5.240% (1 Month US LIBOR + 3.500%), 11/6/24	345,625	344,184
Brokerage: 1.0%
Blackstone Mortgage Trust, Inc., 4.750% (3 Month US LIBOR + 3.500%), 4/23/26	249,375	250,727
Victory Capital Holdings, Inc., 5.569% (3 Month US LIBOR + 3.250%), 7/1/26	220,528	221,906
		472,633
Building & Construction: 0.2%
Janus International Group LLC, 5.549% (1 Month US LIBOR + 3.750%), 2/15/25	123,125	121,894
Building Materials: 1.3%
Beacon Roofing Supply, Inc., 4.055% (1 Month US LIBOR + 2.250%), 10/11/24	247,609	248,538
Foundation Building Materials Holding Co. LLC, 4.799% (1 Month US LIBOR + 3.000%), 8/13/25	148,500	148,965
Quikrete Holdings, Inc., 4.549% (1 Month US LIBOR + 2.750%), 11/15/23	240,385	241,199
		638,702
Building Products: 0.7%
Atkore International, Inc., 4.700% (3 Month US LIBOR + 2.750%), 12/22/23	329,234	330,221

	Principal	Value
Chemical Companies: 2.1%
Encapsys LLC, 5.299% (1 Month US LIBOR + 3.500%), 11/30/24	$120,538	$121,217
HB Fuller Co., 3.765% (1 Month US LIBOR + 2.000%), 10/20/24	194,843	195,289
Hexion, Inc., 5.820% (3 Month US LIBOR + 3.500%), 7/1/26	248,750	249,683
Tronox Finance LLC, 4.609%, 9/22/24
(3 Month US LIBOR + 2.750%)	126,313	126,471
(1 Month US LIBOR + 2.750%)	179,013	179,236
Univar USA, Inc., 4.049% (1 Month US LIBOR + 2.250%), 7/1/24	164,550	165,126
		1,037,022
Computer Hardware: 1.0%
Dell International LLC, 3.540% (1 Month US LIBOR + 1.750%), 3/13/24	241,135	242,040
GLOBALFOUNDRIES, Inc., 6.750% (3 Month US LIBOR + 4.750%), 6/5/26	248,750	240,354
		482,394
Consumer-Products: 1.1%
BDF Acquisition Corp., 7.049% (1 Month US LIBOR + 5.250%), 8/8/23	295,837	284,004
HLF Financing Sarl LLC, 4.549% (1 Month US LIBOR + 2.750%), 8/16/25	246,875	247,423
		531,427
Diversified Capital Goods: 1.2%
DXP Enterprises, Inc., 6.549% (1 Month US LIBOR + 4.750%), 8/29/23	223,668	223,389
EWT Holdings III Corp., 4.799% (1 Month US LIBOR + 3.000%), 12/20/24	253,816	254,768
Thermon Holding Corp., 5.441% (1 Month US LIBOR + 3.750%), 10/30/24	89,313	89,535
		567,692
Diversified Financial Services: 1.0%
Canyon Valor Cos, Inc., 4.549% (1 Month US LIBOR + 2.750%), 6/16/23	232,298	232,588
Pivotal Payments Direct Corp., 6.801%, 9/28/25
(1 Month US LIBOR + 5.000%)	173,450	174,317
(1 Month US LIBOR + 5.000%)	25,409	25,536
(1 Month US LIBOR + 5.000%)	35,046	35,221
		467,662

The Accompanying Notes are an Integral Part of these Financial Statements.

PENN CAPITAL FUNDS TRUST
PENN CAPITAL DEFENSIVE FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2019 (UNAUDITED)

	Principal	Value
Electric Utilities: 0.2%
Compass Power Generation LLC, 5.299% (1 Month US LIBOR + 3.500%), 12/20/24	$119,568	$119,120
Electric-Distribution/Transportation: 0.3%
Pike Corp., 5.050% (1 Month US LIBOR + 3.250%), 7/24/26	146,618	147,302
Electric-Generation: 2.1%
Calpine Corp., 4.200% (3 Month US LIBOR + 2.250%), 4/6/26	248,750	250,006
Edgewater Generation LLC, 5.549% (1 Month US LIBOR + 3.750%), 12/12/25	290,657	277,578
Lightstone Holdco LLC, 5.549% (1 Month US LIBOR + 3.750%), 1/30/24	285,444	261,324
Lightstone Holdco LLC, 5.549% (1 Month US LIBOR + 3.750%), 1/30/24	16,099	14,739
Talen Energy Supply LLC, 5.549% (1 Month US LIBOR + 3.750%), 7/8/26	249,375	249,270
		1,052,917
Electronics: 0.7%
Cohu, Inc., 4.799% (1 Month US LIBOR + 3.000%), 10/1/25	322,813	319,584
Energy Equipment & Services: 0.3%
Blackstone CQP Holdco LP, 5.408% (3 Month US LIBOR + 3.500%), 9/30/24	149,250	149,833
Entertainment: 3.5%
Alterra Mountain Co., 4.549% (1 Month US LIBOR + 2.750%), 7/31/24	245,000	246,838
AMC Entertainment Holdings, Inc., 4.800% (1 Month US LIBOR + 3.000%), 4/22/26	248,885	250,618
Crown Finance US, Inc., 4.049% (1 Month US LIBOR + 2.250%), 2/28/25	258,820	258,466
Life Time, Inc., 4.658% (3 Month US LIBOR + 2.750%), 6/15/22	339,849	340,488
Nascar Holdings, Inc., 4.495% (1 Month US LIBOR + 2.750%), 10/18/26	141,862	143,334
Playtika Holding Corp., 7.736% (1 Month US LIBOR + 6.000%), 12/3/24	200,000	201,900
SeaWorld Parks & Entertainment, Inc., 4.799% (1 Month US LIBOR + 3.000%), 3/31/24	245,275	246,297
United PF Holdings LLC, 6.198% (US LIBOR + 4.500%), 6/10/26	33,903	33,691
		1,721,632
Environmental & Waste: 1.0%
Advanced Drainage Systems, Inc., 4.000% (1 Month US LIBOR + 2.250%), 9/24/26	185,714	186,953
GFL Environmental, Inc., 4.799% (1 Month US LIBOR + 3.000%), 5/31/25	297,494	297,705
		484,658
Food & Drug Retailers: 0.5%
Albertson's LLC, 4.549% (1 Month US LIBOR + 2.750%), 8/17/26	244,530	246,494
	Principal	Value
Food-Wholesale: 1.6%
American Seafoods Group LLC, 4.563%, 8/21/23
(1 Month US LIBOR + 2.750%)	$216,002	$217,082
(Prime Rate + 1.750%)	6,857	6,891
Bellring Brands LLC, 6.799% (1 Month US LIBOR + 5.000%), 10/21/24	275,000	277,579
JBS USA LUX SA, 3.799% (1 Month US LIBOR + 2.000%), 5/1/26	299,248	300,993
		802,545
Forestry/Paper: 0.4%
Sabert Corp., 6.250% (1 Month US LIBOR + 4.500%), 11/26/26	200,000	201,584
Gaming: 2.7%
Boyd Gaming Corp., 3.853% (1 Week US LIBOR + 2.250%), 9/15/23	157,184	158,122
Eldorado Resorts, Inc., 4.062%, 4/17/24
(1 Month US LIBOR + 2.250%)	35,006	34,973
(1 Month US LIBOR + 2.250%)	107,230	107,129
PCI Gaming Authority, 4.299% (1 Month US LIBOR + 2.500%), 5/31/26	226,298	227,618
Scientific Games International, Inc., 4.452%, 8/14/24
(1 Month US LIBOR + 2.750%)	357,600	358,197
(1 Month US LIBOR + 2.750%)	86,651	86,796
Stars Group Holdings BV, 5.445%, 7/10/25
(3 Month US LIBOR + 3.500%)	335,333	337,975
(3 Month US LIBOR + 3.500%)	29,229	29,459
		1,340,269
Gas Distribution: 1.2%
Prairie ECI Acquiror LP, 6.695% (3 Month US LIBOR + 4.750%), 3/11/26	146,250	144,856
Stonepeak Lonestar Holdings LLC, 6.299% (1 Month US LIBOR + 4.500%), 10/19/26	350,000	349,125
Woodford Express LLC, 6.700% (1 Month US LIBOR + 5.000%), 1/26/25	122,808	106,475
		600,456
Health Care Providers & Services: 0.6%
Emerald TopCo, Inc., 5.299% (1 Month US LIBOR + 3.500%), 7/26/26	299,500	300,905
Health Services: 3.1%
Acadia Healthcare Co., Inc., 4.299% (1 Month US LIBOR + 2.500%), 2/16/23	230,911	231,241
American Renal Holdings, Inc., 6.799% (1 Month US LIBOR + 5.000%), 6/22/24	221,589	209,799
FC Compassus LLC, 7.250% (1 Month LIBOR USD + 5.000%), 11/5/26	200,000	198,500
Gentiva Health Services, Inc., 5.562% (1 Month US LIBOR + 3.750%), 7/2/25	241,290	242,346
Option Care Health, Inc., 6.299% (1 Month US LIBOR + 4.500%), 8/6/26	225,000	223,875
Select Medical Corp., 6.250% (6 Month US LIBOR + 2.500%), 3/6/25	423,440	423,970
		1,529,731

The Accompanying Notes are an Integral Part of these Financial Statements.

PENN CAPITAL FUNDS TRUST
PENN CAPITAL DEFENSIVE FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2019 (UNAUDITED)

	Principal	Value
Hotels: 0.2%
Marriott Ownership Resorts, Inc., 3.549% (1 Month US LIBOR + 1.750%), 8/29/25	$99,250	$99,746
Industrial Conglomerates: 0.7%
Deliver Buyer, Inc., 6.945% (3 Month US LIBOR + 5.000%), 5/1/24	247,472	248,556
MTS Systems Corp., 5.050% (1 Month US LIBOR + 3.250%), 7/5/23	94,483	94,719
		343,275
Internet & Direct Marketing Retail: 0.3%
Shutterfly, Inc., 8.104%, 10/1/26
(3 Month US LIBOR + 6.000%)	152,419	142,638
(1 Month US LIBOR + 6.000%)	22,581	21,132
		163,770
Investments & Miscellaneous Financial Services: 4.5%
FinCo I LLC, 3.799% (1 Month US LIBOR + 2.000%), 12/27/22	195,112	196,016
iStar, Inc., 4.484%, 6/8/23
(1 Month US LIBOR + 2.750%)	67,308	67,644
(1 Month US LIBOR + 2.750%)	121,875	122,485
LPL Holdings, Inc., 3.542% (1 Month US LIBOR + 1.750%), 11/12/26	177,887	178,555
Nexus Buyer LLC, 5.460% (1 Month US LIBOR + 3.750%), 10/30/26	250,000	251,485
Russell Investments US Institutional Holdco, Inc., 5.049% (1 Month US LIBOR + 3.250%), 6/1/23	439,719	439,719
The Edelman Financial Center LLC, 5.035% (1 Month US LIBOR + 3.250%), 7/19/25	297,748	299,174
TransUnion LLC, 3.549% (1 Month US LIBOR + 1.750%), 11/13/26	144,939	145,433
VeriFone Systems, Inc., 5.898% (3 Month US LIBOR + 4.000%), 8/20/25	247,749	243,988
WisdomTree International Holdings Ltd., 3.844% (2 Month US LIBOR + 2.000%), 1/31/21	241,892	238,868
		2,183,367
IT Services: 1.2%
NAB Holdings LLC, 4.945% (3 Month US LIBOR + 3.000%), 6/30/24	244,397	244,397
Paysafe Holdings US Corp., 5.049% (1 Month US LIBOR + 3.250%), 1/1/25	345,371	346,452
		590,849
Machinery Companies: 1.4%
Gates Global LLC, 4.549% (1 Month US LIBOR + 2.750%), 3/31/24	247,597	247,597
RBS Global, Inc., 3.472% (1 Month US LIBOR + 1.750%), 8/21/24	195,313	196,119
Welbilt, Inc., 4.299% (1 Month US LIBOR + 2.500%), 10/3/25	237,500	238,094
		681,810
	Principal	Value
Media: 0.5%
Nexstar Broadcasting, Inc., 3.510% (3 Month US LIBOR + 1.750%), 10/26/23	$243,267	$241,241
WXXA-TV LLC, 3.510% (3 Month US LIBOR + 1.750%), 10/24/23	6,644	6,589
		247,830
Media-Broadcast: 5.8%
Beasley Mezzanine Holdings LLC, 5.780% (1 Month US LIBOR + 4.000%), 11/1/23	228,819	228,533
CBS Radio, 4.305% (1 Month US LIBOR + 2.500%), 11/17/24	290,199	292,013
CSC Holdings LLC, 3.990% (1 Month US LIBOR + 2.250%), 7/17/25	244,361	244,498
Cumulus Media New Holdings, Inc., 5.549% (1 Month US LIBOR + 3.750%), 3/31/26	199,500	201,361
Diamond Sports Group LLC, 5.030% (1 Month US LIBOR + 3.250%), 8/24/26	249,375	248,856
Gray Television, Inc., 3.947% (1 Month US LIBOR + 2.250%), 2/7/24	231,834	232,309
ION Media Networks, Inc., 4.812% (1 Month US LIBOR + 3.000%), 12/18/24	249,375	250,103
Sinclair Television Group, Inc., 4.050% (1 Month US LIBOR + 2.250%), 1/3/24	242,500	241,792
The E.W. Scripps Co., 4.299% (1 Month US LIBOR + 2.500%), 5/1/26	248,377	249,154
Univision Communications, Inc., 4.549% (1 Month US LIBOR + 2.750%), 3/15/24	193,738	191,030
Urban One, Inc., 5.800% (1 Month US LIBOR + 4.000%), 4/18/23	213,423	205,732
WideOpenWest Finance LLC, 5.030% (1 Month US LIBOR + 3.250%), 8/19/23	244,375	242,339
		2,827,720
Media-Cable: 2.3%
Altice France SA, 5.740% (1 Month US LIBOR + 4.000%), 8/14/26	392,883	393,209
Charter Communications Operating LLC, 3.550% (1 Month US LIBOR + 1.750%), 4/30/25	148,485	149,437
Cogeco Communications USA II LP, 4.049% (1 Month US LIBOR + 2.250%), 1/4/25	247,487	248,168
Radiate Holdco LLC, 4.799% (1 Month US LIBOR + 3.000%), 2/1/24	348,339	349,384
		1,140,198
Media-Services: 0.9%
Clear Channel Outdoor Holdings, Inc., 5.299% (1 Month US LIBOR + 3.500%), 8/21/26	249,375	250,532
Terrier Media Buyer, Inc. (1 Month US LIBOR + 4.250%), 6.500%, 12/12/26	200,000	201,876
		452,408
Metals & Mining: 1.1%
Big River Steel LLC, 6.945% (3 Month US LIBOR + 5.000%), 8/23/23	293,744	293,009
Zekelman Industries, Inc., 4.035% (1 Month US LIBOR + 2.250%), 6/14/21	242,705	242,958
		535,967

The Accompanying Notes are an Integral Part of these Financial Statements.

PENN CAPITAL FUNDS TRUST
PENN CAPITAL DEFENSIVE FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2019 (UNAUDITED)

	Principal	Value
Metals/Mining Excluding Steel: 1.1%
Aleris International, Inc., 6.555% (1 Month US LIBOR + 4.750%), 2/27/23	$247,497	$247,373
American Rock Salt Co. LLC, 5.549% (1 Month US LIBOR + 3.750%), 3/21/25	290,025	291,838
		539,211
Mortgage Real Estate Investment Trusts (REITs): 0.3%
GGP Nimbus LLC, 4.299% (1 Month US LIBOR + 2.500%), 8/24/25	148,869	147,784
Multi-Line Insurance: 1.1%
Asurion LLC, 4.799% (1 Month US LIBOR + 3.000%), 8/4/22	267,555	268,949
HUB International Ltd., 4.940% (3 Month US LIBOR + 2.750%), 4/25/25	246,250	245,925
		514,874
Non-Food & Drug Retailers: 1.4%
Calceus Acquisition, Inc., 7.305% (1 Month US LIBOR + 5.500%), 2/12/25	281,269	280,332
Coty, Inc., 3.960% (1 Month US LIBOR + 2.250%), 4/5/25	199,494	195,171
PetSmart, Inc., 5.740% (1 Month US LIBOR + 4.000%), 3/11/22	225,657	222,954
		698,457
Oil, Gas & Consumable Fuels: 0.6%
Apergy Corp., 4.608%, 5/9/25
(1 Month US LIBOR + 2.500%)	75,301	75,395
(Prime Rate + 1.500%)	4,518	4,524
Centurion Pipeline Co. LLC, 5.049% (1 Month US LIBOR + 3.250%), 9/30/25	198,000	197,753
		277,672
Packaging: 0.9%
Berry Global, Inc., 3.715% (1 Month US LIBOR + 2.000%), 10/3/22	174,680	175,163
Reynolds Group Holdings, Inc., 4.549%, 2/5/23
(I Month US LIBOR + 2.750%)	57,312	57,446
(I Month US LIBOR + 2.750%)	34,989	35,072
(I Month US LIBOR + 2.750%)	155,278	155,643
		423,324
Pharmaceuticals: 1.5%
Aldevron LLC, 6.195% (3 Month US LIBOR + 4.250%), 10/11/26	300,000	303,000
Jaguar Holding, Inc., 4.299% (1 Month US LIBOR + 2.500%), 8/18/22	467,922	448,590
		751,590
Pharmaceuticals & Devices: 1.4%
Bausch Health Americas, Inc., 4.740% (US LIBOR + 3.000%), 6/1/25	211,908	212,968
Cambrex Corp., 6.704% (1 Month US LIBOR + 5.000%), 11/22/26	250,000	248,750
Greatbatch Ltd., 4.220% (1 Month US LIBOR + 2.500%), 10/27/22	231,557	232,509
		694,227
	Principal	Value
Printing & Publishing: 0.8%
Meredith Corp., 4.549% (1 Month US LIBOR + 2.750%), 1/31/25	$144,684	$145,327
Nielsen Finance LLC, 3.710% (1 Month US LIBOR + 2.000%), 10/4/23	250,000	250,652
		395,979
Railroads: 0.6%
Genesee & Wyoming, Inc., 4.250% (1 Month LIBOR USD + 2.000%), 11/6/26	275,000	277,357
Restaurants: 1.6%
Carrols Restaurant Group, Inc., 5.050% (1 Month US LIBOR + 3.250%), 4/30/26	298,625	293,897
IRB Holding Corp., 5.216% (3 Month US LIBOR + 3.250%), 2/5/25	247,609	248,917
Whatabrands LLC, 4.944% (1 Month US LIBOR + 3.250%), 8/2/26	249,375	250,577
		793,391
Semiconductors & Semiconductor Equipment: 0.5%
Xperi Corp., 4.299% (1 Month US LIBOR + 2.500%), 12/1/23	230,643	230,571
Software: 0.8%
Omnitracs LLC, 4.678% (3 Month US LIBOR + 2.750%), 3/23/25	246,312	245,312
SCS Holdings I, Inc., 6.049% (1 Month US LIBOR + 4.250%), 7/3/26	149,250	149,823
		395,135
Software/Services: 4.9%
Avaya, Inc., 5.990% (1 Month US LIBOR + 4.250%), 12/15/24	324,878	318,218
Blucora, Inc., 4.799% (1 Month US LIBOR + 3.000%), 5/22/24	176,525	177,628
Go Daddy Operating Co. LLC, 3.549%, 2/15/24
(1 Month US LIBOR + 1.750%)	44,955	45,180
(1 Month US LIBOR + 1.750%)	140,991	141,695
(1 Month US LIBOR + 1.750%)	200,000	201,000
Infor US, Inc., 4.695% (3 Month US LIBOR + 2.750%), 2/1/22	223,910	224,790
Match Group, Inc., 4.436% (3 Month US LIBOR + 2.500%), 11/16/22	109,375	109,238
McAfee LLC, 5.555% (1 Month US LIBOR + 3.750%), 9/29/24	241,669	242,575
Rackspace Hosting, Inc., 4.902% (3 Month US LIBOR + 3.000%), 11/3/23	467,922	453,430
SS&C Technologies Holdings Europe Sarl, 4.049% (1 Month US LIBOR + 2.250%), 4/16/25	50,492	50,818
SS&C Technologies, Inc., 4.049% (1 Month US LIBOR + 2.250%), 4/16/25	72,824	73,293
The Ultimate Software Group, Inc., 5.549% (1 Month US LIBOR + 3.750%), 5/3/26	149,625	150,490
Web.com Group, Inc., 5.495% (1 Month US LIBOR + 3.750%), 10/11/25	211,301	210,989
		2,399,344

The Accompanying Notes are an Integral Part of these Financial Statements.

PENN CAPITAL FUNDS TRUST
PENN CAPITAL DEFENSIVE FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2019 (UNAUDITED)

	Principal	Value
Specialty Retail: 0.5%
Staples, Inc., 6.191% (1 Month US LIBOR + 4.500%), 9/12/24	$244,274	$240,153
Support-Services: 4.3%
Aramark Services, Inc., 3.452% (1 Month US LIBOR + 1.750%), 3/11/25	150,000	150,516
Aramark Services, Inc., 3.549% (1 Month US LIBOR + 1.750%), 12/10/26	215,000	216,008
CoreCivic, Inc., 6.250% (1 Month US LIBOR + 4.500%), 12/12/24	200,000	191,500
KAR Auction Services, Inc., 4.062% (1 Month US LIBOR + 2.250%), 9/19/26	117,781	118,517
PetVet Care Centers LLC, 4.549% (1 Month US LIBOR + 2.750%), 2/14/25	321,100	316,184
Prime Security Services Borrower, LLC, 4.944% (1 Month US LIBOR + 3.250%), 9/23/26	315,079	315,710
ServiceMaster Co. LLC, 3.000% (1 Month US LIBOR + 1.750%), 11/5/26	175,000	175,548
The Hertz Corp., 4.550% (1 Month US LIBOR + 2.750%), 6/30/23	242,288	243,550
UOS LLC, 7.299% (1 Month US LIBOR + 5.500%), 4/18/23	392,861	394,826
		2,122,359
Telecom - Integrated/Services: 0.6%
Telesat Canada LLC, 4.630% (3 Month US LIBOR + 2.750%), 11/22/26	300,000	300,876
Telecom-Integrated/Services: 3.6%
CenturyLink, Inc., 4.549% (1 Month US LIBOR + 2.750%), 1/31/25	470,746	472,393
CenturyLink, Inc., 4.549% (1 Month US LIBOR + 2.750%), 11/1/22	142,105	142,372
Cincinnati Bell, Inc., 5.049% (1 Month US LIBOR + 3.250%), 10/2/24	346,622	348,141
Consolidated Communications, Inc., 4.800% (1 Month US LIBOR + 3.000%), 10/5/23	244,047	230,522
Intelsat Jackson Holdings SA, 5.682% (6 Month US LIBOR + 3.750%), 11/27/23	250,000	250,223
Sprint Communications, Inc., 4.312% (1 Month US LIBOR + 2.500%), 2/3/24	318,863	315,754
		1,759,405
Telecom-Wireless: 0.4%
Sable International Finance Ltd., 5.049% (1 Month US LIBOR + 3.250%), 1/31/26	218,667	219,863
Telecommunications Equipment: 1.0%
CommScope, Inc., 5.049% (1 Month US LIBOR + 3.250%), 4/4/26	299,250	300,839
Dawn Acquisition LLC, 5.695% (3 Month US LIBOR + 3.750%), 12/31/25	173,250	164,298
		465,137
Transportation Excluding Air/Rail: 0.3%
United Road Services, Inc., 7.549% (1 Month US LIBOR + 5.750%), 10/19/24	140,783	122,481
	Principal	Value
Wireless Telecommunication Services: 0.8%
Iridium Satellite LLC, 5.549% (1 Month US LIBOR + 3.750%), 11/4/26	$375,000	$379,455
Total Bank Loans (cost $38,566,590)		38,671,231

Corporate Bonds: 12.2%
Airline Companies: 0.2%
VistaJet Malta Finance PLC, 10.500%, 6/1/24 (c)	95,000	90,250
Auto Parts & Equipment: 0.7%
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	125,000	126,719
Meritor, Inc., 6.250%, 2/15/24	200,000	204,940
		331,659
Brokerage: 0.3%
Oppenheimer Holdings, Inc., 6.750%, 7/1/22	138,000	142,140
Computer Hardware: 0.4%
NCR Corp., 5.000%, 7/15/22	195,000	197,072
Consumer/Commercial/Lease Financing: 0.3%
Navient Corp., 7.250%, 9/25/23	150,000	169,505
Diversified Capital Goods: 0.5%
Griffon Corp., 5.250%, 3/1/22	230,000	230,862
Energy-Exploration & Production: 0.7%
Northern Oil and Gas, Inc., 8.500% Cash or 1.500% PIK, 5/15/23 (d)	228,905	236,917
QEP Resources, Inc., 6.875%, 3/1/21	110,000	113,850
		350,767
Food & Drug Retailers: 0.4%
Ingles Markets, Inc., 5.750%, 6/15/23	183,000	186,431
Food-Wholesale: 0.7%
KeHE Distributors LLC, 8.625%, 10/15/26 (c)	135,000	141,412
Simmons Foods, Inc., 7.750%, 1/15/24 (c)	190,000	204,725
		346,137
Gas Distribution: 0.9%
Blue Racer Midstream LLC, 6.125%, 11/15/22 (c)	260,000	254,800
NGL Energy Partners LP, 7.500%, 11/1/23	195,000	195,727
		450,527
Health Services: 0.3%
MEDNAX, Inc., 5.250%, 12/1/23 (c)	150,000	153,375
Investments & Miscellaneous Financial Services: 0.2%
Icahn Enterprises LP, 6.250%, 2/1/22	100,000	101,900
Media-Broadcast: 1.1%
Diamond Sports Group LLC, 5.375%, 8/15/26 (c)	190,000	192,195
Gray Television, Inc., 5.125%, 10/15/24 (c)	185,000	191,937
Sirius XM Radio, Inc., 4.625%, 7/15/24 (c)	150,000	157,500
		541,632

The Accompanying Notes are an Integral Part of these Financial Statements.

PENN CAPITAL FUNDS TRUST
PENN CAPITAL DEFENSIVE FLOATING RATE INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2019 (UNAUDITED)

	Principal	Value
Media-Cable: 0.9%
CSC Holdings LLC, 5.250%, 6/1/24	$95,000	$102,362
DISH DBS Corp., 5.875%, 7/15/22	230,000	243,800
DISH DBS Corp., 5.875%, 11/15/24	100,000	102,188
		448,350
Media-Services: 0.3%
Nielsen Finance LLC, 5.000%, 4/15/22 (c)	150,000	150,563
Metals/Mining Excluding Steel: 0.2%
Peabody Energy Corp., 6.000%, 3/31/22 (c)	100,000	97,500
Multi-Line Insurance: 0.4%
Genworth Holdings, Inc., 7.700%, 6/15/20	175,000	178,979
Oil Field Equipment & Services: 0.2%
Nabors Industries, Inc., 5.000%, 9/15/20	110,000	110,275
Oil Refining & Marketing: 0.4%
PBF Holding Co. LLC, 7.000%, 11/15/23	180,000	186,750
Pharmaceuticals & Devices: 0.6%
Bausch Health Cos, Inc., 5.875%, 5/15/23 (c)	136,000	137,190
Kinetic Concepts, Inc., 12.500%, 11/1/21 (c)	170,000	174,888
		312,078
Real Estate Development & Management: 0.3%
Realogy Group LLC, 5.250%, 12/1/21 (c)	170,000	171,700
Real Estate Investment Trusts (REITs): 0.5%
iStar, Inc., 4.750%, 10/1/24	240,000	248,700
Steel Producers/Products: 0.4%
AK Steel Corp., 7.625%, 10/1/21	190,000	191,425
Support-Services: 0.7%
CoreCivic, Inc., 5.000%, 10/15/22	160,000	160,800
The GEO Group, Inc., 5.875%, 1/15/22	165,000	163,762
		324,562
Telecom-Integrated/Services: 0.3%
Qwest Corp., 6.750%, 12/1/21	125,000	134,485
Telecom-Wireless: 0.3%
Sprint Corp., 7.875%, 9/15/23	135,000	148,950
Total Corporate Bonds (cost $5,909,077)		5,996,574

U.S. Government Note: 2.6%
United States Treasury Fixed Rate Note
2.875%, 10/31/20	1,240,000	1,252,290
Total U.S. Government Note (cost $1,247,519)		1,252,290

Total Investments - 93.7% (cost $45,723,186)		45,920,095
Other Assets and Liabilties 6.3%		3,072,032
Net Assets: 100.0%		$48,992,127
(a)	Bank Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London

Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers”. As of December 31, 2019, the value of these investments was $2,118,035, or 4.3% of total net assets.
(d)	Payment-in-kind (“PIK”) security which may pay/invest interest in additional par/shares and/or in cash. As of December 31, 2019, the total payment-in-kind was $0, or 0.0% of total net assets.
Asset Type (as a percentage of total investments) (Unaudited)

The Accompanying Notes are an Integral Part of these Financial Statements.

PENN CAPITAL FUNDS TRUST
PENN CAPITAL DEFENSIVE SHORT DURATION HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2019 (UNAUDITED)
	Principal	Value
Convertible Bonds: 0.9%
Energy-Exploration & Production: 0.4%
Whiting Petroleum Corp., 1.250%, 4/1/20	$65,000	$63,446
PDC Energy, Inc., 1.125%, 9/15/21	125,000	117,367
		180,813
Pharmaceuticals & Devices: 0.5%
Teva Pharmaceutical Finance Co. LLC, 0.250%, 2/1/26	220,000	208,545
Total Convertible Bonds (cost $390,702)		389,358

Corporate Bonds: 87.7%
Aerospace: 1.5%
Bombardier, Inc., 8.750%, 12/1/21 (a)	615,000	673,809
Airline Companies: 2.0%
Air Canada, 7.750%, 4/15/21 (a)	469,000	498,829
American Airlines Group, Inc., 5.000%, 6/1/22 (a)	285,000	298,181
Virgin Australia Holdings Ltd., 7.875%, 10/15/21 (a)	118,000	121,771
		918,781
Auto Parts & Equipment: 1.2%
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	450,000	456,188
The Goodyear Tire & Rubber Co., 8.750%, 8/15/20	75,000	77,906
		534,094
Automotive: 0.9%
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	200,000	209,334
Jaguar Land Rover Automotive PLC, 3.500%, 3/15/20 (a)	200,000	199,774
		409,108
Banking: 2.7%
Ally Financial, Inc., 8.000%, 3/15/20	580,000	585,075
Ally Financial, Inc., 7.500%, 9/15/20	190,000	196,650
Ally Financial, Inc., 4.125%, 2/13/22	60,000	61,950
Ally Financial, Inc., 3.875%, 5/21/24	85,000	89,037
CIT Group, Inc., 4.125%, 3/9/21	275,000	280,187
		1,212,899
Brokerage: 0.4%
Oppenheimer Holdings, Inc., 6.750%, 7/1/22	183,000	188,490
Building & Construction: 4.1%
Brookfield Residential Properties, Inc., 6.125%, 7/1/22 (a)	190,000	192,850
KB Home, 7.500%, 9/15/22	485,000	544,412
KB Home, 7.000%, 12/15/21	145,000	155,512
Lennar Corp., 8.375%, 1/15/21	320,000	338,400
Meritage Homes Corp., 7.000%, 4/1/22	150,000	163,688
TRI Pointe Group, Inc., 4.875%, 7/1/21	135,000	138,375
William Lyon Homes, Inc., 7.000%, 8/15/22	15,000	15,038
William Lyon Homes, Inc., 6.000%, 9/1/23	295,000	307,538
		1,855,813
	Principal	Value
Chemical Companies: 1.6%
Blue Cube Spinco LLC, 9.750%, 10/15/23	$105,000	$112,909
OCI NV, 6.625%, 4/15/23 (a)	200,000	208,500
OCI NV, 5.250%, 11/1/24 (a)	200,000	207,500
WR Grace & Co, 5.125%, 10/1/21 (a)	195,000	203,225
		732,134
Computer Hardware: 3.4%
Dell International LLC, 5.875%, 6/15/21 (a)	241,000	244,767
EMC Corp., 2.650%, 6/1/20	535,000	535,096
NCR Corp., 5.000%, 7/15/22	177,000	178,881
NCR Corp., 6.375%, 12/15/23	85,000	87,125
Xerox Corp., 4.500%, 5/15/21	480,000	492,950
		1,538,819
Consumer/Commercial/Lease Financing: 6.3%
Global Aircraft Leasing Co. Ltd., 6.500% Cash or 0.750% PIK, 9/15/24 (a)(b)	375,000	391,294
Navient Corp., 7.250%, 9/25/23	160,000	180,805
Navient Corp., 6.500%, 6/15/22	90,000	97,537
Navient Corp., 8.000%, 3/25/20	136,000	137,404
Navient Corp., 7.250%, 1/25/22	662,000	719,223
SLM Corp., 5.125%, 4/5/22	85,000	87,975
Springleaf Finance Corp., 7.750%, 10/1/21	285,000	309,581
Springleaf Finance Corp., 8.250%, 12/15/20	530,000	556,103
Springleaf Finance Corp., 8.250%, 10/1/23	240,000	279,600
Springleaf Finance Corp., 6.125%, 3/15/24	95,000	104,025
		2,863,547
Consumer-Products: 4.3%
Avon International Capital PLC, 6.500%, 8/15/22 (a)	370,000	383,875
Edgewell Personal Care Co., 4.700%, 5/19/21	234,000	239,265
Edgewell Personal Care Co., 4.700%, 5/24/22	190,000	197,125
Mattel, Inc., 3.150%, 3/15/23	435,000	428,475
Mattel, Inc., 6.750%, 12/31/25 (a)	250,000	268,700
Tupperware Brands Corp., 4.750%, 6/1/21	425,000	428,255
		1,945,695
Diversified Capital Goods: 1.4%
Actuant Corp., 5.625%, 6/15/22	150,000	151,500
Anixter, Inc., 5.125%, 10/1/21	140,000	145,313
Griffon Corp., 5.250%, 3/1/22	359,000	360,346
		657,159
Electric Utilities: 0.4%
NextEra Energy Operating Partners LP, 4.250%, 7/15/24 (a)	165,000	171,806
Electronics: 1.9%
Advanced Micro Devices, Inc., 7.500%, 8/15/22	460,000	518,075
MagnaChip Semiconductor Corp., 6.625%, 7/15/21	323,000	321,385
		839,460

The Accompanying Notes are an Integral Part of these Financial Statements.

PENN CAPITAL FUNDS TRUST
PENN CAPITAL DEFENSIVE SHORT DURATION HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2019 (UNAUDITED)

	Principal	Value
Energy-Exploration & Production: 2.5%
Antero Resources Corp., 5.375%, 11/1/21	$310,000	$295,178
Northern Oil and Gas, Inc., 8.500% Cash or 1.000% PIK, 5/15/23 (b)	190,609	197,280
QEP Resources, Inc., 6.875%, 3/1/21	200,000	207,000
Range Resources Corp., 5.750%, 6/1/21	285,000	284,288
Whiting Petroleum Corp., 5.750%, 3/15/21	65,000	61,490
WPX Energy, Inc., 8.250%, 8/1/23	72,000	82,800
		1,128,036
Environmental & Waste: 0.4%
Stericycle, Inc., 5.375%, 7/15/24 (a)	185,000	194,250
Food-Wholesale: 1.5%
Simmons Foods, Inc., 5.750%, 11/1/24 (a)	175,000	175,875
Simmons Foods, Inc., 7.750%, 1/15/24 (a)	240,000	258,600
TreeHouse Foods, Inc. 4.875%, 3/15/22	230,000	230,863
		665,338
Food & Drug Retailers: 0.6%
Albertsons Cos, Inc. 5.750%, 3/15/25	125,000	129,375
Ingles Markets, Inc., 5.750%, 6/15/23	118,000	120,212
		249,587
Forestry & Paper Products: 0.7%
Norbord, Inc., 6.250%, 4/15/23 (a)	280,000	299,600
Gaming: 4.9%
GLP Capital LP, 4.375%, 4/15/21	120,000	122,331
International Game Technology PLC, 6.250%, 2/15/22 (a)	575,000	606,625
Jack Ohio Finance LLC, 6.750%, 11/15/21 (a)	19,000	19,380
Jacobs Entertainment, Inc., 7.875%, 2/1/24 (a)	210,000	222,600
MGM Resorts International, 7.750%, 3/15/22	765,000	852,975
Stars Group Holdings BV, 7.000%, 7/15/26 (a)	375,000	406,406
		2,230,317
Gas Distribution: 3.9%
Blue Racer Midstream LLC, 6.125%, 11/15/22 (a)	430,000	421,400
Crestwood Midstream Partners LP, 6.250%, 4/1/23	688,000	701,760
Energy Transfer Operating LP, 7.500%, 10/15/20	240,000	249,403
NGL Energy Partners LP, 7.500%, 11/1/23	150,000	150,560
Rockies Express Pipeline LLC, 5.625%, 4/15/20 (a)	255,000	257,702
		1,780,825
Health Services: 1.3%
DaVita, Inc., 5.125%, 7/15/24	200,000	205,000
MEDNAX, Inc., 5.250%, 12/1/23 (a)	365,000	373,212
		578,212
Hospitals: 2.7%
HCA Healthcare, Inc., 6.250%, 2/15/21	355,000	370,087
HCA, Inc., 7.500%, 2/15/22	785,000	867,425
		1,237,512
	Principal	Value
Hotels: 1.0%
Wyndham Destinations, Inc., 5.625%, 3/1/21	$175,000	$180,688
Wyndham Destinations, Inc., 4.250%, 3/1/22	280,000	285,600
		466,288
Investments & Miscellaneous Financial Services: 2.7%
Icahn Enterprises LP, 6.250%, 2/1/22	718,000	731,642
Icahn Enterprises LP, 6.750%, 2/1/24	92,000	95,450
Icahn Enterprises LP, 4.750%, 9/15/24 (a)	190,000	195,225
Refinitiv US Holdings, Inc., 6.250%, 5/15/26 (a)	180,000	196,425
		1,218,742
Media-Broadcast: 1.1%
Entercom Media Corp., 7.250%, 11/1/24 (a)	95,000	99,987
Townsquare Media, Inc., 6.500%, 4/1/23 (a)	100,000	101,500
Univision Communications, Inc., 5.125%, 5/15/23 (a)	305,000	304,238
		505,725
Media-Diversified: 0.7%
Netflix, Inc., 5.375%, 2/1/21	95,000	97,969
Netflix, Inc., 5.500%, 2/15/22	200,000	211,750
		309,719
Media-Services: 3.9%
Clear Channel Worldwide Holdings, Inc., 9.250%, 2/15/24 (a)	380,000	420,850
Nielsen Finance LLC, 5.000%, 4/15/22 (a)	1,315,000	1,319,931
		1,740,781
Media-Cable: 2.9%
CSC Holdings LLC, 6.750%, 11/15/21	330,000	355,162
DISH DBS Corp., 6.750%, 6/1/21	280,000	294,367
DISH DBS Corp., 5.875%, 7/15/22	625,000	662,500
		1,312,029
Metals/Mining Excluding Steel: 3.5%
Allegheny Technologies, Inc., 7.875%, 8/15/23	285,000	319,437
Arconic, Inc., 6.150%, 8/15/20	585,000	598,186
Compass Minerals International, Inc., 4.875%, 7/15/24 (a)	200,000	199,250
Freeport-McMoRan, Inc., 3.550%, 3/1/22	248,000	251,100
Peabody Energy Corp., 6.000%, 3/31/22 (a)	220,000	214,500
		1,582,473
Multi-Line Insurance: 0.7%
Genworth Holdings, Inc., 7.700%, 6/15/20	120,000	122,728
Genworth Holdings, Inc., 7.625%, 9/24/21	105,000	110,607
Genworth Holdings, Inc., 7.200%, 2/15/21	95,000	97,850
		331,185
Non-Food & Drug Retailers: 1.7%
Foot Locker, Inc., 8.500%, 1/15/22	275,000	304,563
L Brands, Inc., 5.625%, 10/15/23	110,000	118,662
L Brands, Inc., 5.625%, 2/15/22	240,000	252,600
Penske Automotive Group, Inc., 3.750%, 8/15/20	85,000	85,850
		761,675

The Accompanying Notes are an Integral Part of these Financial Statements.

PENN CAPITAL FUNDS TRUST
PENN CAPITAL DEFENSIVE SHORT DURATION HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2019 (UNAUDITED)

	Principal	Value
Office Equipment: 0.1%
Avnet, Inc., 3.750%, 12/1/21	$60,000	$61,561
Oil Field Equipment & Services: 0.4%
Nabors Industries, Inc., 5.000%, 9/15/20	79,000	79,197
Nabors Industries, Inc., 4.625%, 9/15/21	105,000	104,344
		183,541
Oil Refining & Marketing: 0.5%
PBF Holding Co. LLC, 7.000%, 11/15/23	215,000	223,063
Packaging: 2.5%
Ardagh Packaging Finance PLC, 4.250%, 9/15/22 (a)	200,000	202,420
Ball Corp., 4.375%, 12/15/20	110,000	112,309
Berry Global, Inc., 6.000%, 10/15/22	82,000	83,537
OI European Group BV, 4.000%, 3/15/23 (a)	210,000	211,575
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23 (a)	100,000	106,750
Reynolds Group Issuer, Inc., 5.750%, 10/15/20	130,829	130,993
Reynolds Group Issuer, Inc., 5.125%, 7/15/23 (a)	295,000	302,006
		1,149,590
Pharmaceuticals & Devices: 1.8%
Bausch Health Cos, Inc., 6.125%, 4/15/25 (a)	220,000	227,311
Kinetic Concepts, Inc., 12.500%, 11/1/21 (a)	310,000	318,912
Teva Pharmaceutical Finance IV LLC, 2.250%, 3/18/20	225,000	225,133
Teva Pharmaceutical Finance Netherlands III BV, 2.200%, 7/21/21	39,000	37,769
		809,125
Real Estate Development & Management: 0.6%
Realogy Group LLC, 5.250%, 12/1/21 (a)	190,000	191,900
Realogy Group LLC, 4.875%, 6/1/23 (a)	100,000	98,250
		290,150
Real Estate Investment Trusts (REITs): 1.8%
HAT Holdings I LLC, 5.250%, 7/15/24 (a)	365,000	383,706
iStar, Inc., 4.750%, 10/1/24	285,000	295,331
Starwood Property Trust, Inc., 3.625%, 2/1/21	140,000	140,875
		819,912
Software/Services: 0.2%
NortonLifeLock, Inc., 4.200%, 9/15/20	75,000	75,886
Steel Producers/Products: 0.7%
AK Steel Corp., 7.625%, 10/1/21	300,000	302,250
Support-Services: 4.3%
CoreCivic, Inc., 4.125%, 4/1/20	120,000	120,000
CoreCivic, Inc., 5.000%, 10/15/22	645,000	648,225
The ADT Security Corp., 6.250%, 10/15/21	445,000	469,475
The GEO Group, Inc., 5.875%, 1/15/22	395,000	392,037
The Hertz Corp., 5.500%, 10/15/24 (a)	145,000	148,625
Mobile Mini, Inc., 5.875%, 7/1/24	145,000	150,800
		1,929,162
	Principal	Value
Telecom-Integrated/Services: 2.9%
CenturyLink, Inc., 6.450%, 6/15/21	$150,000	$157,012
CenturyLink, Inc., 5.625%, 4/1/20	130,000	130,813
CenturyLink, Inc., 7.500%, 4/1/24	260,000	293,150
Cogent Communications Group, Inc., 5.375%, 3/1/22 (a)	145,000	151,525
Hughes Satellite Systems Corp., 7.625%, 6/15/21	385,000	411,353
Qwest Corp., 6.750%, 12/1/21	172,000	185,052
		1,328,905
Telecom-Wireless: 1.5%
Sprint Communications, Inc., 11.500%, 11/15/21	100,000	114,250
Sprint Communications, Inc., 7.000%, 8/15/20	180,000	183,825
Sprint Corp., 7.250%, 9/15/21	350,000	370,125
		668,200
Telecommunications Equipment: 0.7%
CommScope, Inc., 5.000%, 6/15/21 (a)	85,000	85,042
CommScope, Inc., 5.500%, 6/15/24 (a)	105,000	106,315
CommScope, Inc., 5.500%, 3/1/24 (a)	100,000	104,250
		295,607
Transportation Excluding Air/Rail: 0.9%
Teekay Corp., 9.250%, 11/15/22 (a)	335,000	352,588
Total Corporate Bonds (cost $39,246,344)		39,623,448

Bank Loans: 5.2% (c)(d)
Airline Companies: 0.3%
American Airlines, Inc., 3.805% (1 Month US LIBOR + 2.000%), 4/28/23	123,724	123,963
Auto Parts & Equipment: 0.3%
Aptiv Corp., 3.000% (LIBOR (1 month) + 1.250%), 8/17/21	116,883	116,153
Diversified Telecommunication Services: 0.2%
Consolidated Communications, Inc., 4.800% (1 Month US LIBOR + 3.000%), 10/5/23	99,235	93,735
Investments & Miscellaneous Financial Services: 1.3%
Russell Investments US Institutional Holdco, Inc., 5.049% (1 Month US LIBOR + 3.250%), 6/1/23	249,354	249,354
WisdomTree International Holdings Ltd., 3.844% (2 Month US LIBOR + 2.000%), 1/29/21	335,625	331,430
		580,784
Media: 0.5%
Nexstar Broadcasting, Inc., 3.441% (3 Month LIBOR USD + 1.750%), 10/26/23	240,066	238,067
WXXA-TV LLC, 3.441% (3 Month LIBOR USD + 1.750%), 10/20/23	6,644	6,589
		244,656
Metals & Mining: 0.3%
Zekelman Industries, Inc., 4.035% (1 Month US LIBOR + 2.250%), 6/14/21	148,962	149,117

The Accompanying Notes are an Integral Part of these Financial Statements.

PENN CAPITAL FUNDS TRUST
PENN CAPITAL DEFENSIVE SHORT DURATION HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2019 (UNAUDITED)

	Principal	Value
Pharmaceuticals: 0.9%
Jaguar Holding Co. II, 4.299% (1 Month US LIBOR + 2.500%), 8/18/22	$395,989	$397,834
Software/Services: 0.8%
Infor US, Inc., 4.695% (3 Month US LIBOR + 2.750%), 2/1/22	124,252	124,740
Rackspace Hosting, Inc., 4.902% (3 Month US LIBOR + 3.000%), 11/30/24	249,361	241,638
		366,378
Telecom-Integrated/Services: 0.6%
CenturyLink, Inc., 4.549% (1 Month US LIBOR + 2.750%), 11/1/22	115,385	115,601
Zayo Group LLC, 3.702% (1 Month US LIBOR + 2.000%), 1/19/21	148,852	149,062
		264,663
Total Bank Loans (cost $2,332,138)		2,337,283

	Shares
Mutual Fund: 2.3%
Bank Loan Related 2.3%
Penn Capital Defensive Floating Rate Income Fund - Institutional Class (e)	105,000	1,049,996
Total Mutual Fund (cost $1,055,685)		1,049,996

Total Investments - 96.1% (cost $43,024,869)		$43,400,085
Other Assets and Liabilities 3.9%		1,758,652
Net Assets: 100.0%		$45,158,737

Percentages are stated as a percent of net assets.

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers”. As of December 31, 2019, the value of these investments was $13,343,612, or 30.0% of total net assets.
(b)	Payment-in-kind (“PIK”) security which may pay interest/dividends in additional par/shares and/or in cash. As of December 31, 2019, the total payment-in-kind was $0, or 0.0% of total net assets.
(c)	Bank Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(d)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years.
(e)	Affiliated company. See Note 7.
Country Exposure (as a percentage of total investments)
United States	87.58%
Canada	4.36%
Netherlands	2.86%
United Kingdom	2.74%
Cayman Islands	0.90%
Marshall Islands	0.81%
Ireland	0.47%
Australia	0.28%
Asset Type (as a percentage of total investments) (Unaudited)

The Accompanying Notes are an Integral Part of these Financial Statements.

PENN CAPITAL FUNDS TRUST
PENN CAPITAL MULTI-CREDIT HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2019 (UNAUDITED)
	Principal	Value
Corporate Bonds: 59.7%
Aerospace: 2.3%
Bombardier, Inc., 7.500%, 3/15/25 (a)	$55,000	$56,718
Bombardier, Inc., 8.750%, 12/1/21 (a)	75,000	82,172
Moog, Inc., 4.250%, 12/15/27 (a)	70,000	71,232
TransDigm, Inc., 6.375%, 6/15/26	45,000	47,728
TransDigm, Inc., 6.250%, 3/15/26 (a)	40,000	43,304
TransDigm, Inc., 7.500%, 3/15/27	40,000	43,752
Triumph Group, Inc., 7.750%, 8/15/25	90,000	93,843
		438,749
Airline Companies: 0.9%
Virgin Australia Holdings Ltd., 8.125%, 11/15/24 (a)	70,000	69,570
VistaJet Malta Finance PLC, 10.500%, 6/1/24 (a)	100,000	95,000
		164,570
Auto Parts & Equipment: 1.0%
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	90,000	91,237
Gates Global LLC, 6.250%, 1/15/26 (a)	95,000	96,635
		187,872
Automotive: 0.5%
Delphi Technologies PLC, 5.000%, 10/1/25 (a)	105,000	97,125
Banking: 0.9%
Ally Financial, Inc., 8.000%, 3/15/20	35,000	35,306
Ally Financial, Inc., 5.750%, 11/20/25	130,000	145,438
		180,744
Brokerage: 0.4%
Oppenheimer Holdings, Inc., 6.750%, 7/1/22	72,000	74,160
Building & Construction: 1.3%
Ashton Woods USA LLC, 9.875%, 4/1/27 (a)	85,000	95,625
Beazer Homes USA, Inc., 7.250%, 10/15/29 (a)	90,000	96,075
William Lyon Homes, Inc., 5.875%, 1/31/25	50,000	51,437
		243,137
Building Materials: 0.5%
Installed Building Products, Inc., 5.750%, 2/1/28 (a)	90,000	96,188
Chemical Companies: 1.9%
CF Industries, Inc., 4.950%, 6/1/43	145,000	151,163
Hexion, Inc., 7.875%, 7/15/27 (a)	55,000	57,197
Olin Corp., 5.000%, 2/1/30	40,000	40,600
Olin Corp., 5.625%, 8/1/29	35,000	36,967
Tronox, Inc., 6.500%, 4/15/26 (a)	70,000	72,114
		358,041
Computer Hardware: 0.6%
Dell International LLC, 8.100%, 7/15/36 (a)	55,000	72,187
NCR Corp., 6.125%, 9/1/29 (a)	40,000	43,405
		115,592
	Principal	Value
Consumer/Commercial/Lease Financing: 1.5%
Global Aircraft Leasing Co. Ltd., 6.500% Cash or 0.750% PIK, 9/15/24 (a)(b)	$90,000	$93,911
Navient Corp., 5.875%, 10/25/24	80,000	85,600
Navient Corp., 7.250%, 9/25/23	40,000	45,201
Navient Corp., 8.000%, 3/25/20	12,000	12,124
Springleaf Finance Corp., 5.375%, 11/15/29	45,000	46,971
		283,807
Consumer-Products: 0.8%
HLF Financing Sarl LLC, 7.250%, 8/15/26 (a)	55,000	58,300
Mattel, Inc., 3.150%, 3/15/23	50,000	49,250
Mattel, Inc., 5.875%, 12/15/27 (a)	50,000	52,688
		160,238
Electric-Generation: 1.6%
Calpine Corp., 5.125%, 3/15/28 (a)	70,000	71,449
Talen Energy Supply LLC, 6.500%, 6/1/25	160,000	136,549
Talen Energy Supply LLC, 6.625%, 1/15/28 (a)	30,000	30,600
Vistra Operations Co. LLC, 5.625%, 2/15/27 (a)	55,000	57,956
		296,554
Electronics: 0.5%
MagnaChip Semiconductor Corp., 6.625%, 7/15/21	90,000	89,550
Energy-Exploration & Production: 4.4%
Antero Resources Corp., 5.375%, 11/1/21	50,000	47,609
Callon Petroleum Co., 6.125%, 10/1/24	50,000	50,947
Comstock Resources, Inc., 9.750%, 8/15/26	50,000	45,375
Covey Park Energy LLC, 7.500%, 5/15/25 (a)	40,000	34,400
Jagged Peak Energy LLC, 5.875%, 5/1/26	50,000	51,624
Matador Resources Co., 5.875%, 9/15/26	60,000	60,150
Montage Resources Corp., 8.875%, 7/15/23	85,000	78,412
Northern Oil and Gas, Inc., 8.500% Cash or 1.000% PIK, 5/15/23 (b)	105,632	109,329
Oasis Petroleum, Inc., 6.250%, 5/1/26 (a)	75,000	62,250
PDC Energy, Inc., 6.125%, 9/15/24	60,000	60,750
QEP Resources, Inc., 6.875%, 3/1/21	45,000	46,575
SM Energy Co., 5.625%, 6/1/25	100,000	94,917
Whiting Petroleum Corp., 5.750%, 3/15/21	45,000	42,570
WPX Energy, Inc., 5.250%, 10/15/27	45,000	47,475
		832,383
Entertainment: 1.1%
AMC Entertainment Holdings, Inc., 5.750%, 6/15/25	135,000	124,875
Lions Gate Capital Holdings LLC, 6.375%, 2/1/24 (a)	20,000	20,900
National CineMedia LLC, 5.750%, 8/15/26	40,000	39,100
National CineMedia LLC, 5.875%, 4/15/28 (a)	15,000	15,938
		200,813

The Accompanying Notes are an Integral Part of these Financial Statements.

PENN CAPITAL FUNDS TRUST
PENN CAPITAL MULTI-CREDIT HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2019 (UNAUDITED)

	Principal	Value
Food/Drug Retailers: 0.7%
Albertsons Cos, Inc., 5.875%, 2/15/28 (a)	$85,000	$90,312
Albertsons Cos, Inc., 4.625%, 1/15/27 (a)	40,000	39,952
		130,264
Food-Wholesale: 2.5%
Dole Food Co., Inc., 7.250%, 6/15/25 (a)	85,000	82,237
JBS USA LUX SA, 5.500%, 1/15/30 (a)	130,000	139,633
JBS USA LUX SA, 6.750%, 2/15/28 (a)	85,000	93,926
Pilgrim's Pride Corp., 5.750%, 3/15/25 (a)	50,000	51,682
Simmons Foods, Inc., 5.750%, 11/1/24 (a)	110,000	110,550
		478,028
Forestry/Paper: 0.4%
Mercer International, Inc., 7.375%, 1/15/25	70,000	75,352
Gaming: 1.6%
Scientific Games International, Inc., 8.250%, 3/15/26 (a)	60,000	66,150
Scientific Games International, Inc., 7.000%, 5/15/28 (a)	20,000	21,400
Stars Group Holdings BV, 7.000%, 7/15/26 (a)	110,000	119,212
The Enterprise Development Authority, 12.000%, 7/15/24 (a)	85,000	97,325
		304,087
Gas Distribution: 2.5%
Blue Racer Midstream LLC, 6.125%, 11/15/22 (a)	115,000	112,700
Crestwood Midstream Partners LP, 6.250%, 4/1/23	60,000	61,200
Enterprise Products Operating LLC, 4.875% (3 Month LIBOR USD + 2.986%), 8/16/77 (c)	50,000	49,375
NGL Energy Partners LP, 7.500%, 11/1/23	95,000	95,354
NGPL PipeCo LLC, 7.768%, 12/15/37 (a)	45,000	57,993
Rockies Express Pipeline LLC, 6.875%, 4/15/40 (a)	40,000	41,700
Sabine Pass Liquefaction LLC, 4.200%, 3/15/28	60,000	63,528
		481,850
Health Services: 1.2%
MEDNAX, Inc., 6.250%, 1/15/27 (a)	90,000	92,250
Select Medical Corp., 6.250%, 8/15/26 (a)	120,000	129,902
		222,152
Hospitals: 1.0%
HCA, Inc., 5.500%, 6/15/47	40,000	45,852
Tenet Healthcare Corp., 8.125%, 4/1/22	50,000	55,312
Tenet Healthcare Corp., 6.750%, 6/15/23	85,000	93,390
		194,554
	Principal	Value
Investments & Miscellaneous Financial Services: 1.5%
Icahn Enterprises LP, 6.375%, 12/15/25	$75,000	$78,656
Icahn Enterprises LP, 6.250%, 5/15/26	105,000	111,825
Icahn Enterprises LP, 5.250%, 5/15/27 (a)	55,000	56,245
MSCI, Inc., 4.000%, 11/15/29 (a)	45,000	45,619
		292,345
Machinery Companies: 0.3%
Cleaver-Brooks, Inc., 7.875%, 3/1/23 (a)	55,000	54,862
Media-Broadcast: 4.7%
Cumulus Media New Holdings, Inc., 6.750%, 7/1/26 (a)	95,000	101,769
Diamond Sports Group LLC, 5.375%, 8/15/26 (a)	95,000	96,097
Entercom Media Corp., 7.250%, 11/1/24 (a)	85,000	89,462
iHeartCommunications, Inc., 4.750%, 1/15/28 (a)	40,000	41,000
Salem Media Group, Inc., 6.750%, 6/1/24 (a)	55,000	50,600
Scripps Escrow, Inc., 5.875%, 7/15/27 (a)	75,000	78,562
Sinclair Television Group, Inc., 5.625%, 8/1/24 (a)	35,000	36,006
The E.W. Scripps Co., 5.125%, 5/15/25 (a)	145,000	148,263
Townsquare Media, Inc., 6.500%, 4/1/23 (a)	70,000	71,050
Univision Communications, Inc., 5.125%, 5/15/23 (a)	125,000	124,688
Urban One, Inc., 7.375%, 4/15/22 (a)	55,000	54,175
		891,672
Media-Cable: 1.6%
Altice Luxembourg SA, 10.500%, 5/15/27 (a)	200,000	228,010
DISH DBS Corp., 5.875%, 11/15/24	70,000	71,531
		299,541
Media-Services: 1.3%
Clear Channel Worldwide Holdings, Inc., 9.250%, 2/15/24 (a)	115,000	127,362
MDC Partners, Inc., 6.500%, 5/1/24 (a)	95,000	85,975
Terrier Media Buyer, Inc., 8.875%, 12/15/27 (a)	40,000	42,300
		255,637
Metals/Mining Excluding Steel: 2.0%
Cleveland-Cliffs, Inc., 5.750%, 3/1/25	70,000	69,081
Compass Minerals International, Inc., 6.750%, 12/1/27 (a)	90,000	95,625
CONSOL Energy, Inc., 11.000%, 11/15/25 (a)	110,000	93,707
Peabody Energy Corp., 6.000%, 3/31/22 (a)	135,000	131,625
		390,038
Multi-Line Insurance: 0.9%
Genworth Holdings, Inc., 7.700%, 6/15/20	20,000	20,455
Genworth Holdings, Inc., 7.625%, 9/24/21	90,000	94,806
Genworth Holdings, Inc., 4.900%, 8/15/23	60,000	59,400
		174,661

The Accompanying Notes are an Integral Part of these Financial Statements.

PENN CAPITAL FUNDS TRUST
PENN CAPITAL MULTI-CREDIT HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2019 (UNAUDITED)

	Principal	Value
Non-Food & Drug Retailers: 0.5%
L Brands, Inc., 6.694%, 1/15/27	$90,000	$90,000
Oil Field Equipment & Services: 1.8%
CSI Compressco LP, 7.500%, 4/1/25 (a)	25,000	24,562
CSI Compressco LP, 7.250%, 8/15/22	50,000	46,000
Nabors Industries, Inc., 5.000%, 9/15/20	30,000	30,075
Nabors Industries, Inc., 4.625%, 9/15/21	95,000	94,406
Oceaneering International, Inc., 4.650%, 11/15/24	55,000	53,900
Oceaneering International, Inc., 6.000%, 2/1/28	20,000	19,600
Transocean, Inc., 6.800%, 3/15/38	55,000	39,050
Transocean, Inc., 9.000%, 7/15/23 (a)	35,000	36,969
		344,562
Oil Refining & Marketing: 0.5%
PBF Holding Co. LLC, 7.000%, 11/15/23	25,000	25,938
PBF Holding Co. LLC, 7.250%, 6/15/25	60,000	64,050
		89,988
Packaging: 0.6%
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23 (a)	40,000	42,700
Pactiv LLC, 7.950%, 12/15/25	60,000	68,550
		111,250
Pharmaceuticals & Devices: 1.3%
Bausch Health Americas, Inc., 9.250%, 4/1/26 (a)	90,000	103,374
Bausch Health Cos, Inc., 5.000%, 1/30/28 (a)	45,000	46,188
Kinetic Concepts, Inc., 12.500%, 11/1/21 (a)	100,000	102,875
		252,437
Printing & Publishing: 1.3%
Lee Enterprises, Inc., 9.500%, 3/15/22 (a)	85,000	79,050
Meredith Corp., 6.875%, 2/1/26	160,000	166,352
		245,402
Real Estate Development & Management: 0.7%
Realogy Group LLC, 5.250%, 12/1/21 (a)	75,000	75,750
Realogy Group LLC, 4.875%, 6/1/23 (a)	50,000	49,125
		124,875
Restaurants: 0.6%
Yum! Brands, Inc., 6.875%, 11/15/37	45,000	52,200
Yum! Brands, Inc., 5.350%, 11/1/43	55,000	54,450
		106,650
Software/Services: 0.7%
Photo Holdings Merger Sub, Inc., 8.500%, 10/1/26 (a)	75,000	69,750
Rackspace Hosting, Inc., 8.625%, 11/15/24 (a)	65,000	63,538
		133,288
Specialty Retail: 0.3%
Lithia Motors, Inc., 4.625%, 12/15/27 (a)	50,000	51,393
Steel Producers/Products: 0.4%
AK Steel Corp., 7.625%, 10/1/21	70,000	70,525
	Principal	Value
Support-Services: 2.8%
CoreCivic, Inc., 5.000%, 10/15/22	$95,000	$95,475
Prime Security Services Borrower LLC, 5.750%, 4/15/26 (a)	90,000	97,819
The ADT Security Corp., 4.875%, 7/15/32 (a)	60,000	55,050
The GEO Group, Inc., 5.875%, 1/15/22	80,000	79,400
The GEO Group, Inc., 5.875%, 10/15/24	50,000	45,375
The Hertz Corp., 5.500%, 10/15/24 (a)	100,000	102,500
The Hertz Corp., 7.125%, 8/1/26 (a)	45,000	48,735
		524,354
Telecom-Integrated/Services: 5.0%
CenturyLink, Inc., 7.600%, 9/15/39	150,000	156,750
CenturyLink, Inc., 7.500%, 4/1/24	95,000	107,113
CenturyLink, Inc., 5.125%, 12/15/26 (a)	30,000	30,529
Cincinnati Bell, Inc., 8.000%, 10/15/25 (a)	100,000	106,000
Cincinnati Bell, Inc., 7.000%, 7/15/24 (a)	35,000	36,706
Gogo Intermediate Holdings LLC, 9.875%, 5/1/24 (a)	205,000	216,531
Intelsat Jackson Holdings SA, 5.500%, 8/1/23	155,000	133,151
Intelsat Luxembourg SA, 7.750%, 6/1/21	135,000	106,650
Qwest Corp., 6.875%, 9/15/33	55,000	55,248
		948,678
Telecommunications Equipment: 0.2%
CommScope, Inc., 5.500%, 3/1/24 (a)	45,000	46,912
Telecom-Wireless: 0.6%
Sprint Capital Corp., 8.750%, 3/15/32	40,000	48,550
Sprint Corp., 7.125%, 6/15/24	70,000	75,513
		124,063
Total Corporate Bonds (cost $10,980,608)		11,328,943

Convertible Bonds: 2.5%
Energy-Exploration & Production: 0.6%
PDC Energy, Inc., 1.125%, 9/15/21	75,000	70,421
Whiting Petroleum Corp., 1.250%, 4/1/20	50,000	48,804
		119,225
Media-Broadcast: 0.7%
DISH Network Corp., 2.375%, 3/15/24	150,000	136,965
Pharmaceuticals & Devices: 0.9%
Teva Pharmaceutical Finance Co. LLC, 0.250%, 2/1/26	170,000	161,148
Transportation Excluding Air/Rail: 0.3%
Teekay Corp., 5.000%, 1/15/23	75,000	65,794
Total Convertible Bonds (cost $479,973)		483,132

The Accompanying Notes are an Integral Part of these Financial Statements.

PENN CAPITAL FUNDS TRUST
PENN CAPITAL MULTI-CREDIT HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2019 (UNAUDITED)

	Principal	Value
Bank Loans: 18.1% (d)(e)
Aerospace: 0.5%
1199169 BC ULC, 5.945% (3 Month US LIBOR + 4.000%), 4/4/26	$17,439	$17,545
Ducommun, Inc., 5.984%, 11/21/25
(2 Month US LIBOR + 4.000%)	16,300	16,300
(3 Month US LIBOR + 4.000%)	21,145	21,145
Dynasty Acquisition Co., Inc., 5.945% (3 Month US LIBOR + 4.000%), 4/8/26	32,436	32,634
		87,624
Consumer-Products: 1.0%
BDF Acquisition Corp., 7.049% (1 Month US LIBOR + 5.250%), 8/8/23	98,697	94,750
HLF Financing Sarl LLC, 4.549% (1 Month US LIBOR + 2.750%), 8/16/25	98,874	99,093
		193,843
Diversified Capital Goods: 0.4%
DXP Enterprises, Inc., 6.549% (1 Month US LIBOR + 4.750%), 8/29/23	74,809	74,715
Diversified Financial Services: 0.3%
Pivotal Payments Direct Corp., 6.801%, 9/28/25
(1 Month US LIBOR + 5.000%)	41,614	41,822
(1 Month US LIBOR + 5.000%)	6,096	6,127
(1 Month US LIBOR + 5.000%)	8,408	8,450
		56,399
Electric-Generation: 0.2%
Lightstone Holdco LLC, 5.549% (1 Month US LIBOR + 3.750%), 1/30/24	47,330	43,331
Lightstone Holdco LLC, 5.549% (1 Month US LIBOR + 3.750%), 1/30/24	2,670	2,444
		45,775
Electronics: 0.5%
Cohu, Inc., 4.799% (1 US LIBOR + 3.000%), 9/19/25	100,000	99,000
Entertainment: 0.3%
Playtika Holding Corp., 7.736% (1 Month US LIBOR + 6.000%), 12/3/24	50,000	50,475
United PF Holdings LLC, 6.198% (US LIBOR + 4.500%), 6/10/26	2,908	2,889
		53,364
Environmental & Waste: 0.5%
GFL Environmental, Inc., 4.799% (1 Month US LIBOR + 3.000%), 5/31/25	99,373	99,444
Food-Wholesale: 0.5%
Bellring Brands LLC, 6.799% (1 Month US LIBOR + 5.000%), 10/21/24	100,000	100,938
	Principal	Value
Gaming: 0.5%
PCI Gaming Authority, 4.299% (1 Month US LIBOR + 2.500%), 5/31/26	$45,260	$45,524
Stars Group Holdings BV, 5.455%, 7/10/25
(3 Month US LIBOR + 3.500%)	39,611	39,923
(3 Month US LIBOR + 3.500%)	3,453	3,480
		88,927
Gas Distribution: 0.9%
Prairie ECI Acquiror LP, 6.695% (3 Month US LIBOR + 4.750%), 3/11/26	48,750	48,285
Stonepeak Lonestar Holdings LLC, 6.299% (1 Month US LIBOR + 4.500%), 10/19/26	75,000	74,813
Woodford Express LLC, 6.700% (1 Month US LIBOR + 5.000%), 1/26/25	49,123	42,590
		165,688
Health Care Providers & Services: 0.3%
Emerald TopCo, Inc., 5.299% (1 Month US LIBOR + 3.500%), 7/26/26	49,875	50,109
Health Services: 0.9%
American Renal Holdings, Inc., 6.799% (1 Month US LIBOR + 5.000%), 6/22/24	73,864	69,934
Gentiva Health Services, Inc., 5.562% (1 Month US LIBOR + 3.750%), 7/2/25	48,258	48,469
Option Care Health, Inc., 6.299% (1 Month US LIBOR + 4.500%), 8/6/26	50,000	49,750
		168,153
Industrial Conglomerates: 0.3%
Deliver Buyer, Inc., 6.945% (3 Month US LIBOR + 5.000%), 5/1/24	49,242	49,458
Investments & Miscellaneous Financial Services: 0.8%
Russell Investments US Institutional Holdco, Inc., 5.049% (1 Month US LIBOR + 3.250%), 6/1/23	49,109	49,109
The Edelman Financial Center LLC, 5.035% (1 Month US LIBOR + 3.250%), 7/19/25	49,500	49,737
VeriFone Systems, Inc., 5.898% (3 Month US LIBOR + 4.000%), 8/20/25	49,500	48,749
		147,595
Media-Broadcast: 1.0%
Diamond Sports Group LLC, 5.030% (1 Month US LIBOR + 3.250%), 8/24/26	99,750	99,542
ION Media Networks, Inc., 4.812% (1 Month US LIBOR + 3.000%), 12/18/24	49,875	50,021
Univision Communications, Inc., 4.549% (1 Month US LIBOR + 2.750%), 3/15/24	48,497	47,819
		197,382
Media-Cable: 1.3%
Altice France SA, 5.740% (1 Month US LIBOR + 4.000%), 8/14/26	248,495	248,701

The Accompanying Notes are an Integral Part of these Financial Statements.

PENN CAPITAL FUNDS TRUST
PENN CAPITAL MULTI-CREDIT HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2019 (UNAUDITED)

	Principal	Value
Media-Services: 0.5%
Terrier Media Buyer, Inc. 6.500 (1 Month US LIBOR + 4.250%), 12/12/26	$100,000	$100,938
Metals & Mining: 0.8%
Big River Steel LLC, 6.945% (3 Month US LIBOR + 5.000%), 8/23/23	148,235	147,864
Metals/Mining Excluding Steel: 0.6%
Aleris International, Inc., 6.555% (1 Month US LIBOR + 4.750%), 2/27/23	74,124	74,087
American Rock Salt Co. LLC, 5.549% (1 Month US LIBOR + 3.750%), 3/21/25	47,784	48,083
		122,170
Multi-Line Insurance: 0.2%
Asurion LLC, 4.799% (1 Month US LIBOR + 3.000%), 8/4/22	41,038	41,251
Non-Food & Drug Retailers: 0.9%
Calceus Acquisition, Inc., 7.305% (1 Month US LIBOR + 5.500%), 2/12/25	88,559	88,264
PetSmart, Inc., 5.740% (1 Month US LIBOR + 4.000%), 3/11/22	91,886	90,785
		179,049
Pharmaceuticals: 0.7%
Aldevron LLC, 6.195% (3 Month US LIBOR + 4.250%), 10/11/26	125,000	126,250
Pharmaceuticals & Devices: 1.0%
Bausch Health Americas, Inc., 4.740% (1 Month US LIBOR + 3.000%), 6/1/25	42,381	42,593
Cambrex Corp., 6.704% (1 Month US LIBOR + 5.000%), 11/22/26	100,000	99,500
Greatbatch Ltd., 4.220% (1 Month US LIBOR + 2.500%), 10/27/22	44,148	44,329
		186,422
Software/Services: 0.5%
Rackspace Hosting, Inc., 4.902% (3 Month US LIBOR + 3.000%), 11/3/23	99,490	96,409
Specialty Retail: 0.3%
Staples, Inc., 6.191% (1 Month US LIBOR + 4.500%), 9/12/24	49,750	48,911
Support-Services: 0.8%
CoreCivic, Inc., 6.250% (1 Month US LIBOR + 4.500%), 12/12/24	100,000	95,750
UOS LLC, 7.299% (1 Month US LIBOR + 5.500%), 4/18/23	49,367	49,614
		145,364
Telecom-Integrated/Services: 0.5%
Consolidated Communications, Inc., 4.800% (1 Month US LIBOR + 3.000%), 10/5/23	104,731	98,927
	Principal	Value
Telecommunications Equipment: 0.3%
CommScope, Inc., 5.049% (1 Month US LIBOR + 5.049%), 4/4/26	$49,875	$50,140
Transportation Excluding Air/Rail: 0.2%
United Road Services, Inc., 7.549% (1 Month US LIBOR + 5.750%), 10/19/24	48,442	42,144
Wireless Telecommunication Services: 0.6%
Iridium Satellite LLC, 5.549% (1 Month US LIBOR + 3.750%), 11/4/26	115,000	116,366
Total Bank Loans (cost $3,428,407)		3,429,320

	Shares
Mutual Fund: 17.0%
Bank Loan Related 17.0%
Penn Capital Defensive Floating Rate Income Fund - Institutional Class (f)	323,655	3,236,546
Total Mutual Funds (cost $3,273,568)		3,236,546

Preferred Stock: 0.0%
Spanish Broadcasting System, Inc. 10.750% Cash or 10.750% PIK (g)(h)	1	47
Total Preferred Stocks (cost $613)		47

Total Investments - 97.3% (cost $18,163,169)		18,477,988
Other Assets and Liabilities 2.7%		511,572
Net Assets: 100.0%		$18,989,560
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers”. As of December 31, 2019, the value of these investments was $6,328,921, or 33.3% of total net assets.
(b)	Payment-in-kind (“PIK”) security which may pay interest/dividends in additional par/shares and/or in cash. As of December 31, 2019, the total payment-in-kind was $0, or 0.0% of total net assets.
(c)	Variable rate security. The rate listed is as of December 31, 2019.
(d)	Bank Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(e)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years.
(f)	Affiliated company. See Note 7.
(g)	This security is currently being fair valued in accordance with procedures established by the Board of Trustees and is deemed a Level 3 security as it is valued using significant unobservable inputs.

The Accompanying Notes are an Integral Part of these Financial Statements.

PENN CAPITAL FUNDS TRUST
PENN CAPITAL MULTI-CREDIT HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2019 (UNAUDITED)

(h)	Payment-in-kind (“PIK”) security which may pay interest/dividends in additional par/shares and/or in cash. No distribution or dividend was made during the year ended December 31, 2019. As such, it is classified as a non-income producing security as of December 31, 2019.
Country Exposure (as a percentage of total investments)
United States	98.54%
Luxembourg	0.69%
Canada	0.29%
Germany	0.28%
Cayman Islands	0.20%

Convertible Bonds, 2.6%
Preferred Stock, 0.0%
Mutual Fund, 17.5%
Bank Loans, 18.6%
Corporate Bonds, 61.3%

The Accompanying Notes are an Integral Part of these Financial Statements.

PENN CAPITAL FUNDS TRUST
PENN CAPITAL SPECIAL SITUATIONS SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2019 (UNAUDITED)
	Shares	Value
Common Stocks: 93.3%
Aerospace & Defense: 2.4%
Aerojet Rocketdyne Holdings, Inc. (a)	3,242	$148,030
AeroVironment, Inc. (a)	1,608	99,278
		247,308
Banks: 9.4%
Ameris Bancorp	2,400	102,096
CenterState Bank Corp.	5,880	146,882
FB Financial Corp.	5,004	198,108
First BanCorp	13,229	140,095
Veritex Holdings, Inc.	4,922	143,378
Western Alliance Bancorp	4,432	252,624
		983,183
Biotechnology: 2.5%
Amarin Corp PLC - ADR (a)	6,572	140,904
Exelixis, Inc. (a)	6,924	122,001
		262,905
Chemicals: 2.5%
Ferro Corp. (a)	4,642	68,841
Huntsman Corp.	8,003	193,352
		262,193
Construction & Engineering: 1.6%
MasTec, Inc. (a)	2,575	165,212
Construction Materials: 1.1%
Summit Materials, Inc. - Class A (a)	5,014	119,835
Diversified Consumer Services: 1.0%
Chegg, Inc. (a)	2,647	100,348
Electrical Equipment: 0.8%
Atkore International Group, Inc. (a)	2,021	81,770
Electronic Equipment, Instruments & Components: 0.8%
Itron, Inc. (a)	941	78,997
Energy Equipment & Services: 1.6%
Core Laboratories NV	1,862	70,142
Transocean Ltd. (a)	14,863	102,257
		172,399
Entertainment: 1.4%
AMC Entertainment Holdings, Inc. - Class A	10,224	74,022
Zynga, Inc. - Class A (a)	11,600	70,992
		145,014
Food & Staples Retailing: 1.3%
BJ's Wholesale Club Holdings, Inc. (a)	6,022	136,940
Glass and Glass Product Manufacturing: 0.9%
O-I Glass, Inc.	8,106	96,705
Health Care Equipment & Supplies: 4.2%
ICU Medical, Inc. (a)	593	110,962
LivaNova PLC (a)	1,151	86,820
OraSure Technologies, Inc. (a)	15,202	122,072
Oxford Immunotec Global PLC (a)	7,309	121,329
		441,183
	Shares	Value
Health Care Providers & Services: 3.4%
Option Care Health, Inc. (a)	51,681	$192,770
R1 RCM, Inc. (a)	13,059	169,506
		362,276
Health Care Technology: 3.0%
Allscripts Healthcare Solutions, Inc. (a)	17,938	176,061
Omnicell, Inc. (a)	1,704	139,251
		315,312
Hotels, Restaurants & Leisure: 13.8%
Everi Holdings, Inc. (a)	11,667	156,688
Full House Resorts, Inc. (a)	35,740	119,729
Golden Entertainment, Inc. (a)	12,662	243,364
Marriott Vacations Worldwide Corp.	1,093	140,735
Papa John's International, Inc.	2,056	129,836
Penn National Gaming, Inc. (a)	4,796	122,586
Planet Fitness, Inc. - Class A (a)	1,238	92,454
Red Rock Resorts, Inc. - Class A	7,386	176,895
Scientific Games Corp. (a)	4,312	115,475
SeaWorld Entertainment, Inc. (a)	4,913	155,791
		1,453,553
Household Durables: 1.9%
Installed Building Products, Inc. (a)	1,444	99,448
Meritage Homes Corp. (a)	1,687	103,093
		202,541
Insurance: 1.6%
Stewart Information Services Corp.	4,044	164,955
IT Services: 1.3%
CACI International, Inc. - Class A (a)	551	137,744
Life Sciences Tools & Services: 1.8%
Syneos Health, Inc. (a)	3,106	184,729
Machinery: 6.3%
Alamo Group, Inc.	992	124,546
Chart Industries, Inc. (a)	2,487	167,848
Crane Co.	2,075	179,238
Gates Industrial Corp. PLC (a)	13,521	186,049
		657,681
Media: 8.8%
Cardlytics, Inc. (a)	1,860	116,920
The EW Scripps Co. - Class A	13,825	217,191
Gray Television, Inc. (a)	11,672	250,248
Nexstar Media Group, Inc. - Class A	1,566	183,613
Sinclair Broadcast Group, Inc. - Class A	4,760	158,698
		926,670
Metals & Mining: 0.7%
SSR Mining, Inc. (a)	3,601	69,355
Multiline Retail: 0.8%
Ollie's Bargain Outlet Holdings, Inc. (a)	1,274	83,205
Oil, Gas & Consumable Fuels: 2.1%
Northern Oil and Gas, Inc. (a)	41,955	98,175
Parsley Energy, Inc. - Class A	6,535	123,577
		221,752

The Accompanying Notes are an Integral Part of these Financial Statements.

PENN CAPITAL FUNDS TRUST
PENN CAPITAL SPECIAL SITUATIONS SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2019 (UNAUDITED)

	Shares	Value
Paper & Forest Products: 0.9%
Norbord, Inc.	3,644	$97,404
Road & Rail: 0.5%
Marten Transport Ltd.	2,605	55,981
Semiconductors & Semiconductor Equipment: 6.4%
Diodes, Inc. (a)	2,747	154,848
Rambus, Inc. (a)	8,913	122,777
Semtech Corp. (a)	3,244	171,608
Silicon Motion Technology Corp. - ADR	4,414	223,834
		673,067
Software: 3.1%
Avaya Holdings Corp. (a)	11,143	150,430
Five9, Inc. (a)	1,983	130,045
Q2 Holdings, Inc. (a)	536	43,459
		323,934
Specialty Retail: 3.6%
Five Below, Inc. (a)	851	108,809
Floor & Decor Holdings, Inc. - Class A (a)	2,108	107,107
National Vision Holdings, Inc. (a)	5,104	165,523
		381,439
Thrifts & Mortgage Finance: 0.9%
WSFS Financial Corp.	2,066	90,883
Wireless Telecommunication Services: 0.9%
Gogo, Inc. (a)	15,115	96,736
Total Common Stocks (cost $8,266,197)		9,793,209

Contingent Value Right - 0.0%
Media - 0.0%
Media General, Inc. (a)	1,867	19
Total Contingent Value Right (cost $0)		19

Real Estate Investment Trusts (REITs): 6.0%
Easterly Government Properties, Inc.	5,987	142,071
Essential Properties Realty Trust, Inc.	2,804	69,567
NexPoint Residential Trust, Inc.	4,290	193,050
Physicians Realty Trust	7,583	143,622
QTS Realty Trust, Inc. - Class A	1,607	87,212
Total REITs (cost $558,281)		635,522

Total Investments - 99.3% (cost $8,824,478)		10,428,750
Other Assets and Liabilities 0.7%		68,755
Net Assets: 100.0%		$10,497,505

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

(a)	No distribution or dividend was made during the period ending December 31, 2019. As such, it is classified as a non-income producing security as of December 31, 2019.
Country Exposure (as a percentage of total investments)
United States	89.11%
United Kingdom	5.13%
Cayman Islands	2.15%
Canada	1.60%
Puerto Rico	1.34%
Netherlands	0.67%
Sector Allocation (as a percentage of total investments) (Unaudited)

The industry classifications presented in this report, present the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The Accompanying Notes are an Integral Part of these Financial Statements.

PENN CAPITAL FUNDS TRUST PENN CAPITAL MANAGED ALPHA SMID CAP EQUITY FUNDSCHEDULE OF INVESTMENTSDECEMBER 31, 2019 (UNAUDITED)

	Shares	Value
Common Stocks: 87.1%
Aerospace & Defense: 3.2%
Huntington Ingalls Industries, Inc.	1,203	$301,809
Mercury Systems, Inc. (a)	4,065	280,932
		582,741
Banks: 6.5%
BOK Financial Corp.	2,982	260,627
Pinnacle Financial Partners, Inc.	5,409	346,176
Webster Financial Corp.	4,993	266,426
Western Alliance Bancorp	5,501	313,557
		1,186,786
Biotechnology: 3.1%
Amarin Corp PLC - ADR (a)	12,212	261,825
Exelixis, Inc. (a)	16,587	292,263
		554,088
Building Products: 3.5%
Allegion PLC	2,540	316,332
Masco Corp.	6,517	312,751
		629,083
Chemicals: 0.9%
HB Fuller Co.	3,272	168,737
Commercial Services & Supplies: 3.2%
IAA, Inc. (a)	7,462	351,162
KAR Auction Services, Inc.	10,184	221,909
		573,071
Construction Materials: 1.7%
Martin Marietta Materials, Inc.	1,090	304,808
Diversified Financial Services: 2.3%
Voya Financial, Inc.	6,961	424,482
Entertainment: 1.7%
Liberty Media Corp.-Liberty SiriusXM - Class A (a)	6,409	309,811
Food Products: 1.8%
Lamb Weston Holdings, Inc.	3,728	320,720
Health Care Equipment & Supplier: 1.7%
Teleflex, Inc.	841	316,586
Health Care Technology: 1.3%
Allscripts Healthcare Solutions, Inc. (a)	23,236	228,061
Hotels, Restaurants & Leisure: 3.0%
Boyd Gaming Corp.	7,786	233,113
Vail Resorts, Inc.	1,293	310,100
		543,213
Household Durables: 2.0%
Meritage Homes Corp. (a)	4,755	290,578
Roku, Inc. (a)	522	69,896
		360,474
Independent Power and Renewable Electricity Producers: 1.5%
Ormat Technologies, Inc.	3,575	266,409
	Shares	Value
Insurance: 7.1%
Arch Capital Group Ltd. (a)	12,606	$540,671
Fidelity National Financial, Inc.	9,573	434,136
Reinsurance Group of America, Inc.	1,933	315,195
		1,290,002
Interactive Media & Services: 1.5%
IAC (a)	1,122	279,501
IT Services: 2.8%
Black Knight, Inc. (a)	3,018	194,601
GoDaddy, Inc. - Class A (a)	4,533	307,881
		502,482
Life Sciences Tools & Services: 2.6%
Avantor, Inc. (a)	14,763	267,949
PRA Health Sciences, Inc. (a)	1,803	200,403
		468,352
Machinery: 1.5%
Allison Transmission Holdings, Inc.	5,804	280,449
Media: 2.4%
Nexstar Media Group, Inc. - Class A	2,063	241,887
Live Nation Entertainment, Inc. (a)	2,850	203,690
		445,577
Metals & Mining: 3.0%
Alcoa Corp. (a)	11,242	241,815
Commercial Metals Co.	13,471	299,999
		541,814
Oil, Gas & Consumable Fuels: 3.9%
Arch Coal, Inc. - Class A	2,238	160,554
Continental Resources, Inc.	8,483	290,967
Diamondback Energy, Inc.	2,701	250,815
		702,336
Pharmaceuticals: 3.8%
Catalent, Inc. (a)	6,824	384,191
Elanco Animal Health, Inc. (a)	10,496	309,107
		693,298
Professional Services: 2.1%
TransUnion	4,393	376,085
Road & Rail: 1.4%
Schneider National, Inc. - Class B	12,035	262,604
Semiconductors & Semiconductor Equipment: 5.6%
Marvell Technology Group Ltd.	11,298	300,075
Skyworks Solutions, Inc.	2,558	309,211
Teradyne, Inc.	5,865	399,934
		1,009,220
Software: 4.4%
Five9, Inc. (a)	3,130	205,265
Nice Ltd. - ADR (a)	1,823	282,838
Tyler Technologies, Inc. (a)	1,061	318,321
		806,424

The Accompanying Notes are an Integral Part of these Financial Statements.

PENN CAPITAL FUNDS TRUST PENN CAPITAL MANAGED ALPHA SMID CAP EQUITY FUNDSCHEDULE OF INVESTMENTSDECEMBER 31, 2019 (UNAUDITED)

	Shares	Value
Specialty Retail: 3.8%
Burlington Stores, Inc. (a)	1,919	$437,590
Floor & Decor Holdings, Inc. - Class A (a)	5,076	257,912
		695,502
Trading Companies & Distributors: 1.9%
United Rentals, Inc. (a)	2,027	338,043
Water Utilities: 1.9%
Aqua America, Inc.	7,395	347,121
Total Common Stocks (cost $12,536,049)		15,807,880

Real Estate Investment Trusts (REITs): 10.2%
Camden Property Trust	2,982	316,390
CyrusOne, Inc.	3,755	245,690
Healthcare Trust of America, Inc. - Class A	10,653	322,573
Invitation Homes, Inc.	11,192	335,424
MGM Growth Properties LLC - Class A	11,096	343,643
Sun Communities, Inc.	1,883	282,638
Total REITS (cost $1,593,787)		1,846,358

Total Investments - 97.3% (cost $14,129,836)		17,654,238
Other Assets and Liabilities 2.7%		494,884
Net Assets: 100.0%		$18,149,122

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

(a)	No distribution or dividend was made during the period ending December 31, 2019. As such, it is classified as a non-income producing security as of December 31, 2019.
Country Exposure (as a percentage of total investments)
United States	90.37%
Bermuda	4.76%
Ireland	1.79%
Israel	1.60%
United Kingdom	1.48%
Sector Allocation (as a percentage of total investments) (Unaudited)

The industry classifications presented in this report, present the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The Accompanying Notes are an Integral Part of these Financial Statements.

PENN Capital Funds Trust
Statements of Assets and Liabilities
December 31, 2019 (Unaudited)

Assets	Penn Capital Defensive Floating Rate Income Fund	Penn Capital Defensive Short Duration High Income Fund	Penn Capital Multi-Credit High Income Fund	Penn Capital Special Situations Small Cap Equity Fund	Penn Capital Managed Alpha SMID Cap Equity Fund
Investments, at fair value(1)
Unaffiliated issuers	$45,920,095	$42,350,088	$15,241,442	$10,428,750	$17,654,238
Affiliated mutual fund (see Note 7)	—	1,049,996	3,236,546	—	—
Receivables:
Advisor reimbursement due	5,145	6,439	12,315	6,799	353
Dividends and interest	210,726	652,641	202,911	2,617	21,179
Investments sold	424,998	—	46,884	—	—
Fund shares sold	70,000	5,000	—	—	100,000
Cash	5,858,149	5,248,169	884,235	116,654	412,015
Other assets	28,130	14,090	14,887	17,100	16,100
Total assets	52,517,243	49,326,395	19,639,220	10,571,920	18,203,885

Liabilities
Payables:
Investments purchased	3,437,735	4,106,550	587,724	16,052	—
Fund shares redeemed	108	—	—	—	—
Accrued expenses:
Professional fees	16,658	16,787	16,672	11,562	11,647
Administration fees	42,694	30,854	33,084	22,574	22,356
Custody fees	3,488	2,895	675	4,613	524
Transfer agent fees and expenses	11,390	6,225	6,349	7,005	6,643
Trustee fees and expenses	2,539	1,603	1,454	817	1,190
Other accrued expenses	10,504	2,744	3,702	11,792	12,403
Total liabilities	3,525,116	4,167,658	649,660	74,415	54,763
Net assets	$48,992,127	$45,158,737	$18,989,560	$10,497,505	$18,149,122

Composition of Net Assets
Paid-in capital	$49,306,712	$44,806,294	$18,956,322	$9,003,800	$14,534,865
Total distributable earnings	(314,585)	352,443	33,238	1,493,705	3,614,257
Net assets	$48,992,127	$45,158,737	$18,989,560	$10,497,505	$18,149,122

Institutional Class
Net assets applicable to outstanding shares	$48,992,127	$45,158,737	$18,989,560	$10,497,505	$18,149,122
Shares of beneficial interest outstanding, no par value, unlimited authorization	4,900,682	4,522,878	1,899,510	900,501	1,364,031
Net asset value per share outstanding	$10.00	$9.98	$10.00	$11.66	$13.31

Investor Class(2)
Net assets applicable to outstanding shares	$—	$—	$—	$—	$—
Shares of beneficial interest outstanding, no par value, unlimited authorization	—	—	—	—	—
Net asset value per share outstanding	$—	$—	$—	$—	$—
_________
(1) Investment in securities at cost
Unaffiliated issuers	$45,723,186	$41,969,184	$14,889,601	$8,824,478	$14,129,836
Affiliated mutual fund (see Note 7)	—	1,055,685	3,273,568	—	—
(2) No information is provided for Investor Share Class shares because shares of that Class had not yet been issued as of December 31, 2019.

The accompanying notes are an integral part of the financial statements.

PENN Capital Funds Trust
Statements of Operations (Unaudited)

	Penn Capital Defensive Floating Rate Income Fund	Penn Capital Defensive Short Duration High Income Fund	Penn Capital Multi-Credit High Income Fund	Penn Capital Special Situations Small Cap Equity Fund	Penn Capital Managed Alpha SMID Cap Equity Fund
Investment Income (Loss)	July 1, 2019 - December 31, 2019	July 1, 2019 - December 31, 2019	July 1, 2019 - December 31, 2019	July 1, 2019 - December 31, 2019	July 1, 2019 - December 31, 2019
Income
Dividends**
Unaffiliated dividends	$—	$—	$—	$43,078	$91,402
Dividend distributions from affiliated mutual fund (see Note 7)	—	18,666	73,654	—	—
Interest***	1,094,535	831,372	490,865	855	5,664
Total income	1,094,535	850,038	564,519	43,933	97,066

Expenses
Investment advisory fees	115,901	88,455	61,616	46,034	69,877
Administration and accounting	69,163	49,770	53,525	33,648	33,337
Professional fees	21,876	21,814	21,869	16,889	16,840
Registration	11,060	11,858	11,083	10,899	11,026
Transfer agent expense	10,921	10,755	9,399	9,190	9,643
Shareholder communication	9,962	4,582	1,426	2,451	1,901
Compliance fees	7,094	7,135	7,038	7,038	7,038
Shareholder servicing fees	6,998	8,549	3,089	4,041	2,991
Custodian	5,539	4,459	4,178	3,548	2,965
Insurance	5,245	4,544	2,114	1,314	1,940
Trustees	5,230	5,467	2,304	1,314	1,937
Miscellaneous	—	—	—	6,606	6,606
Interest expense	—	—	—	32	—
Total expenses	268,989	217,388	177,641	143,004	166,101
Expense waiver and reimbursement from Advisor	(134,123)	(111,242)	(113,345)	(90,154)	(83,802)
Net expenses	134,866	106,146	64,296	52,850	82,299
Net investment income (loss)	959,669	743,892	500,223	(8,917)	14,767

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments
Unaffiliated issuers	(201,338)	30,980	(226,582)	220,749	255,001
Affiliated Mutual Fund (See Note 7)	—	—	(13,277)	—	—
Net change in unrealized appreciation (depreciation)
Unaffiliated issuers	321,531	189,052	266,094	631,695	1,238,896
Affiliated Mutual Fund (See Note 7)	—	2,658	24,626	—	—
Net realized and unrealized gain on investments	120,193	222,690	50,861	852,444	1,493,897
Net increase in net assets resulting from operations	$1,079,862	$966,582	$551,084	$843,527	$1,508,664
_________
** Net of foreign taxes withheld	$—	$—	$—	$—	$335

*** Net of foreign taxes withheld	$774	$846	$—	$—	$—

The accompanying notes are an integral part of the financial statements.

PENN Capital Funds Trust
Statements of Changes in Net Assets

	Penn Capital Defensive Floating Rate Income Fund		Penn Capital Defensive Short Duration High Income Fund		Penn Capital Multi-Credit High Income Fund		Penn Capital Special Situations Small Cap Equity Fund		Penn Capital Managed Alpha SMID Cap Equity Fund
Increase (Decrease) in Net Assets	July 1, 2019 - December 31, 2019 (Unaudited)	July 1, 2018 - June 30, 2019	July 1, 2019 - December 31, 2019 (Unaudited)	July 1, 2018 - June 30, 2019	July 1, 2019 - December 31, 2019 (Unaudited)	July 1, 2018 - June 30, 2019	July 1, 2019 - December 31, 2019 (Unaudited)	July 1, 2018 - June 30, 2019	July 1, 2019 - December 31, 2019 (Unaudited)	July 1, 2018 - June 30, 2019
Operations
Net investment income (loss)	$959,669	$1,792,841	$743,892	$837,408	$500,223	$841,513	$(8,917)	$(51,603)	$14,767	$(15,532)
Net realized gain (loss) on investments:	(201,338)	(273,197)	30,980	(42,322)	(239,859)	3,151	220,749	(214,421)	255,001	570,842
Net change in unrealized appreciation (depreciation)	321,531	(119,403)	191,710	323,119	290,720	(9,252)	631,695	(1,835,597)	1,238,896	(72,523)
Net increase (decrease) in net assets resulting from operations	1,079,862	1,400,241	966,582	1,118,205	551,084	835,412	843,527	(2,101,621)	1,508,664	482,787

Dividends and distributions to shareholders
Net dividends and distributions from net investment income and realized gain - Institutional Class	(962,624)	(1,892,386)	(762,110)	(856,770)	(523,026)	(902,124)	—	(1,194,500)	(768,746)	(1,274,995)
Total dividends and distributions to shareholders	(962,624)	(1,892,386)	(762,110)	(856,770)	(523,026)	(902,124)	—	(1,194,500)	(768,746)	(1,274,995)

Capital share transactions
Net proceeds from sale of shares	12,353,120	10,672,029	10,454,703	22,772,480	3,363,256	1,638,773	517,586	1,418,042	2,760,905	224,305
Dividends and distributions reinvested	644,633	1,380,000	726,081	853,180	521,985	895,794	—	1,167,457	763,334	1,251,646
Cost of shares redeemed**	(1,607,387)	(5,804,117)	(1,150,105)	(1,399,351)	(159,529)	(1,045,925)	(1,061,169)	(10,380,725)	(478,349)	(1,230,612)
Net increase (decrease) in net assets resulting from capital share transactions	11,390,366	6,247,912	10,030,679	22,226,309	3,725,712	1,488,642	(543,583)	(7,795,226)	3,045,890	245,339

Net increase (decrease) in net assets	11,507,604	5,755,767	10,235,151	22,487,744	3,753,770	1,421,930	299,944	(11,091,347)	3,785,808	(546,869)

Net Assets
Beginning of period	37,484,523	31,728,756	34,923,586	12,435,842	15,235,790	13,813,860	10,197,561	21,288,908	14,363,314	14,910,183

End of period	$48,992,127	$37,484,523	$45,158,737	$34,923,586	$18,989,560	$15,235,790	$10,497,505	$10,197,561	$18,149,122	$14,363,314

** Net of redemption fees of:	$693	$485	$—	$2,584	$929	$511	$—	$1,063	$—	$—

The accompanying notes are an integral part of the financial statements.

PENN Capital Funds Trust
Financial Highlights

	Per Common Share Data(a)											Supplemental data and ratios
		Income from investment operations				Distributions to shareholders

Penn Capital Defensive Floating Rate Income Fund
Institutional Class
7/1/19 to 12/31/19 (Unaudited)	$9.97	0.23	0.03	0.26	(f)	(0.23)	—	(0.23)	$10.00	2.59	%(d)	$48,992	0.64%		1.28%	4.56%		3.92%	26	%(d)
7/1/18 to 6/30/19	$10.09	0.48	(0.09)	0.39	(f)	(0.51)	—	(0.51)	$9.97	4.04%		$37,485	0.64%		1.43%	4.89%		4.10%	57%
7/1/17 to 6/30/18	$10.21	0.43	(0.06)	0.37		(0.43)	(0.06)	(0.49)	$10.09	3.71%		$31,729	0.65	%(g)	1.64%	4.31	%(g)	3.32%	65%
7/1/16 to 6/30/17	$10.09	0.40	0.17	0.57		(0.40)	(0.05)	(0.45)	$10.21	5.66%		$25,031	0.74%		1.95%	3.90%		2.69%	108%
12/1/15(e) to 6/30/16	$10.00	0.14	0.06	0.20		(0.11)	—	(0.11)	$10.09	1.99	%(d)	$18,625	0.74%		2.77%	2.56%		0.53%	43	%(d)
Penn Capital Defensive Short Duration High Income Fund
Institutional Class
7/1/19 to 12/31/19 (Unaudited)	$9.93	0.19	0.05	0.24		(0.19)	—	(0.19)	$9.98	2.45	%(d)	$45,159	0.54%		1.11%	3.79%		3.22%	35	%(d)
7/1/18 to 6/30/2019	$9.85	0.35	0.10	0.45	(f)	(0.37)	—	(0.37)	$9.93	4.65%		$34,924	0.54%		1.44%	3.75%		2.85%	48%
7/17/17(e) to 6/30/18	$10.00	0.27	(0.17)	0.10		(0.25)	—	(0.25)	$9.85	1.03	%(d)	$12,436	0.54%		2.70%	3.08%		0.92%	39	%(d)
Penn Capital Multi-Credit High Income Fund
Institutional Class
7/1/19 to 12/31/19 (Unaudited)	$9.99	0.27	0.03	0.30	(f)	(0.29)	—	(0.29)	$10.00	3.05	%(d)	$18,990	0.72%		1.99%	5.60%		4.33%	42	%(d)
7/1/18 to 6/30/19	$10.06	0.59	(0.02)	0.57		(0.61)	(0.03)	(0.64)	$9.99	5.83%		$15,236	0.72%		2.26%	5.90%		4.36%	85%
7/1/17 to 6/30/18	$10.52	0.61	(0.22)	0.39	(f)	(0.63)	(0.22)	(0.85)	$10.06	3.81%		$13,814	0.72%		2.80%	5.89%		3.81%	66%
7/1/16 to 6/30/17	$9.95	0.73	0.56	1.29		(0.72)	—	(0.72)	$10.52	13.36%		$8,772	0.72%		3.25%	7.01%		4.48%	79%
12/1/15(e) to 6/30/16	$10.00	0.35	(0.10)	0.25		(0.30)	—	(0.30)	$9.95	2.66	%(d)	$7,843	0.72%		5.14%	6.34%		1.92%	62	%(d)
Penn Capital Special Situations Small Cap Equity Fund
Institutional Class
7/1/19 to 12/31/19 (Unaudited)	$10.67	(0.01)	1.00	0.99		—	—	—	$11.66	9.48	%(d)	$10,498	1.09%		2.95%	(0.18)%		(2.04)%	53	%(d)
7/1/18 to 6/30/19	$12.59	(0.05)	(0.98)	(1.03	) (f)	—	(0.89)	(0.89)	$10.67	—		$10,198	1.09%		2.38%	(0.35)%		(1.64)%	97%
7/1/17 to 6/30/18	$11.71	(0.08)	2.36	2.28	(f)	—	(1.40)	(1.40)	$12.59	20.31%		$21,289	1.09%		2.09%	(0.64)%		(1.64)%	105%
7/1/16 to 6/30/17	$10.32	(0.04)	2.24	2.20	(f)	—	(0.81)	(0.81)	$11.71	21.52%		$21,867	1.09%		2.19%	(0.54)%		(1.64)%	101%
12/1/15(e) to 6/30/16	$10.00	(0.02)	0.34	0.32		—	—	—	$10.32	3.20	%(d)	$8,554	1.09%		5.63%	(0.48)%		(5.02)%	102	%(d)
Penn Capital Managed Alpha SMID Cap Equity Fund
Institutional Class
7/1/19 to 12/31/2019 (Unaudited)	$12.68	0.01	1.21	1.22		—	(0.59)	(0.59)	$13.31	9.79	%(d)	$18,149	1.06%		2.14%	(0.89)%		0.19%	23	%(d)
7/1/18 to 6/30/2019	$13.55	(0.01)	0.37	0.36	(f)	—	(1.23)	(1.23)	$12.68	3.64%		$14,363	1.06%		2.20%	(0.11)%		(1.25)%	40%
7/1/17 to 6/30/18	$11.73	(0.04)	2.07	2.03		—	(0.21)	(0.21)	$13.55	17.41%		$14,910	1.06%		2.38%	(0.34)%		(1.66)%	64%
7/1/16 to 6/30/17	$9.65	(0.02)	2.10	2.08		—	—	—	$11.73	21.55%		$11,027	1.06%		2.63%	(0.29)%		(1.86)%	91%
12/1/15(e) to 6/30/16	$10.00	(0.03)	(0.32)	(0.35)		—	—	—	$9.65	—		$9,462	1.06%		3.74%	(0.53)%		(3.21)%	70	%(d)
*	No information is provided for Investor Class shares because shares of that class had not yet been issued as of December 31, 2019.
(a)	Information presented related to a share outstanding for the entire period.
(b)	Annualized for periods less than one full year.
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d)	Not annualized for periods less than one year.
(e)	Commencement of operations.
(f)	Total from investment operations per share includes redemption fees of less than $0.01 per share.
(g)	Expense waiver of 0.64% was implemented on August 1, 2017.

The accompanying notes are an integral part of the financial statements.

PENN CAPITAL FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
 DECEMBER 31, 2019 (UNAUDITED)

1. Organization

PENN Capital Funds Trust (the “Trust”) was organized as a Delaware statutory trust on August 29, 2014, and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Trust consists of five series that are available for investment: the Penn Capital Defensive Floating Rate Income Fund, the Penn Capital Defensive Short Duration High Income Fund, the Penn Capital Multi-Credit High Income Fund, the Penn Capital Special Situations Small Cap Equity Fund and the Penn Capital Managed Alpha SMID Cap Equity Fund (collectively referred to as the “Funds” and each individually referred to as a “Fund”). Two other series: the Penn Capital Micro Cap Equity Fund and the Penn Capital Enterprise Value Small Cap Equity Fund are not currently offered. The Funds follow the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services- Investment Companies.”

The Penn Capital Defensive Floating Rate Income Fund’s investment objective is to seek to provide current income. The Penn Capital Defensive Floating Rate Income Fund commenced operations on December 1, 2015.

The Penn Capital Defensive Short Duration High Income Fund’s investment objective is to seek to provide a high level of current income. The Penn Capital Defensive Short Duration High Income Fund commenced operations on July 17, 2017.

The Penn Capital Multi-Credit High Income Fund’s investment objective is to seek to provide total return through interest income and capital appreciation. The Penn Capital Multi-Credit High Income Fund commenced operations on December 1, 2015.

The Penn Capital Managed Alpha SMID Cap Equity Fund and the Penn Capital Special Situations Small Cap Equity Fund’s investment objective is to seek to provide capital appreciation. The Penn Capital Managed Alpha SMID Cap Equity Fund commenced operations on December 1, 2015. The Penn Capital Special Situations Small Cap Equity Fund commenced operations on December 18, 2015.

Each Fund’s investment objective is non-fundamental, and may be changed by the Trust’s Board of Trustees (the “Board” or “Trustees”) without shareholder approval. Unless otherwise noted, all of the other investment policies and strategies described in the Prospectus or hereafter are nonfundamental. The Penn Capital Management Company, Inc. (“Advisor”) serves as the investment advisor to the Funds.

The Trust offers two classes of shares for the Penn Capital Defensive Floating Rate Income Fund, the Penn Capital Defensive Short Duration High Income Fund, the Penn Capital Multi-Credit High Income Fund, the Penn Capital Special Situations Small Cap Equity Fund and the Penn Capital Managed Alpha SMID Cap Equity Fund: Institutional and Investor Class. The Trust offers Institutional Class shares for the Penn Capital Defensive Short Duration High Income Fund. The Trust has also registered two other series, each with one class: the Penn Capital Micro Cap Equity Fund and the Penn Capital Enterprise Value Small Cap Equity Fund: Institutional Class. No information is provided in this report for Investor Class shares because shares of that class had not yet been issued as of December 31, 2019. Neither class has a front-end or back-end sales charge. The Penn Capital Micro Cap Equity Fund and Penn Capital Enterprise Value Small Cap Fund have not commenced operations as of December 31, 2019.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Investment Valuation

The Funds use the following valuation methods to determine fair value as either fair value for investments for which market quotations are available, or if not available, the fair value, as determined in good faith pursuant to such policies and procedures as may be approved by the Trust’s Board from time to time. The valuation of the portfolio investments of the Funds currently includes the following processes:

Portfolio securities listed on a national or foreign securities exchange, except those listed on the NASDAQ® Stock Market and Small CapSM exchanges (“NASDAQ®”), for which market quotations are available, are valued at the official closing price of such exchange on each business day (defined as days on which the Funds are open for business (“Business Day”)). Portfolio securities traded on the NASDAQ® will be valued at the NASDAQ® Official Closing Price on each Business Day. If there is no such reported sale on an exchange or NASDAQ®, the portfolio security will be valued at the most recent quoted bid price. Price information on listed securities is taken from the exchange where the security is primarily traded.

PENN CAPITAL FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2019 (UNAUDITED)

Other assets and securities for which no quotations are readily available (such as for certain restricted or unlisted securities and private placements) or that may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities) will be valued in good faith at fair value using procedures and methods approved by the Board. Under the procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations to a Valuation Committee comprised of representatives from the Advisor.

A Fund’s portfolio holdings may also consist of shares of other investment companies in which the Fund invests. The value of each such investment company will be its net asset value (“NAV”) at the time the Fund’s shares are priced. Each investment company calculates its NAV based on the current market value for its portfolio holdings. Each investment company values securities and other instruments in a manner as described in that investment company’s prospectus. The investment company’s prospectus explains the circumstances under which the company will use fair value pricing and the effects of using fair value pricing.

Because a Fund may invest in foreign securities, the Fund’s NAV may change on days when a shareholder will not be able to purchase or redeem Fund shares because foreign markets are open at times and on days when U.S. markets are not. Investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time). If an event that could materially affect the value of the Fund’s foreign securities has occurred between the time the securities were last traded and the time that the Fund calculates its NAV, the closing price of the Fund’s securities may no longer reflect their market value at the time the Fund calculates its NAV. In such a case, the Fund may use fair value methods to value such securities.

Fixed income securities shall be valued at the evaluated bid price supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain an evaluation bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Bank loans are not listed on any securities exchange or board of trade. They are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market. This market generally has fewer trades and less liquidity than the secondary market for other types of securities. Some bank loans have few or no trades, or trade infrequently, and information regarding a specific bank loan may not be widely available or may be incomplete. Except as otherwise specified, bank loan securities shall be valued at the evaluated bid prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, such as, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain a bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Occasionally, reliable market quotations are not readily available (such as for certain restricted or unlisted securities and private placements) or securities and other assets may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities), or there may be events affecting the value of foreign securities or other securities held by the Funds that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed. Fair value determinations are then made in good faith in accordance with procedures adopted by the Board. Under the procedures adopted by the Board, the Board has delegated the responsibility for making fair value determinations to a Valuation Committee, subject to the Board’s oversight. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based

PENN CAPITAL FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2019 (UNAUDITED)

on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — unadjusted quoted prices in active markets for identical securities that the Funds have the ability to access

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used as of December 31, 2019 in valuing each Fund’s investments:

Description	Level 1	Level 2	Level 3	Total
Penn Capital Defensive Floating Rate Income Fund
Investments in Securities(a)
Bank Loans	$—	$38,671,231	$—	$38,671,231
Corporate Bonds	—	5,996,574	—	5,996,574
U.S. Government Notes	—	1,252,290	—	1,252,290
Total Investments in Securities	$—	$45,920,095	$—	$45,920,095
Penn Capital Defensive Short Duration High Income Fund	Level 1	Level 2	Level 3	Total
Investments in Securities(a)
Convertible Bonds	$—	$389,358	$—	$389,358
Corporate Bonds	—	39,623,448	—	39,623,448
Bank Loans	—	2,337,282	—	2,337,283
Mutual Fund	1,049,996	—	—	1,049,996
Total Investments in Securities	$1,049,996	$42,350,088	$—	$43,400,085
Penn Capital Multi-Credit High Income Fund	Level 1	Level 2	Level 3	Total
Investments in Securities(a)
Corporate Bonds	$—	$11,328,943	$—	$11,328,943
Convertible Bonds	—	483,132	—	483,132
Bank Loans	—	3,429,320	—	3,429,320
Mutual Fund	3,236,546	—	—	3,236,546
Preferred Stock	—	—	47	47
Total Investments in Securities	$3,236,546	$15,241,395	$47	$18,477,988

PENN CAPITAL FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2019 (UNAUDITED)

Penn Capital Special Situations Small Cap Equity Fund	Level 1	Level 2	Level 3	Total
Investments in Securities(a)
Common Stocks	$9,793,209	$—	$—	$9,793,209
Contingent Value Right	—	19	—	19
Real Estate Investment Trusts (REITs)	635,522	—	—	635,522
Total Investments in Securities	$10,428,731	$19	$—	$10,428,750
Penn Capital Managed Alpha SMID Cap Equity	Level 1	Level 2	Level 3	Total
Investments in Securities(a)
Common Stocks	$15,807,880	$—	$—	$15,807,880
Real Estate Investment Trusts (REITs)	1,846,358	—	—	1,846,358
Total Investments in Securities	$17,654,238	$—	$—	$17,654,238
(a)	All other industry classifications are identified in the Schedule of Investments for each Fund.

The following table summarizes quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement as of December 31, 2019:

Type of Assets	Fair Value as of December 31, 2019	Valuation Techniques	Unobservable Input
Penn Capital Multi-Credit High Income Fund
Preferred Stock
Spanish Broadcasting Systems, Inc.	47	Broker Quote	Unpublished independent broker quote

The following table reconciles Level 3 investments based on the inputs used to determine fair value:

	Balance as of July 1, 2019	Purchases	Sales	Accretion of Discount	Net Realized Gain/Loss	Balance as of December 31, 2019	Change in Unrealized Appreciation (Depreciation) from Investments Held as of December 31, 2019
Penn Capital Multi-Credit High Income Fund
Preferred Stock
Spanish Broadcasting Systems, Inc.	$40	$—	$—	$—	$—	$47	$7

As of December 31, 2019, the change in unrealized appreciation on positions still held for securities that were considered Level 3 was $7.

B. Investment Transactions and Related Investment Income

Investment transactions are accounted for on a trade-date basis. Interest income is recorded on the accrual basis, including the amortization of premiums and accretion of discounts on bonds held using the yield-to-maturity method. Dividend income is recognized on ex-dividend date.

Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and Federal income tax purposes on the identified cost method.

C. Expenses

The Trust’s expenses are allocated to the individual Fund in proportion to the net assets of the respective Fund when the expenses were incurred, except where direct allocations of expenses can be made.

PENN CAPITAL FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2019 (UNAUDITED)

D. Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates.

E. Dividends and Distributions

Dividends and distributions to Shareholders are recorded on the ex-date. The Penn Capital Defensive Floating Rate Income Fund, the Penn Capital Defensive Short Duration High Income Fund, and the Penn Capital Multi-Credit High Income Fund declare and distribute their net investment income, if any, monthly and make distributions of their net realized capital gains, if any, at least annually, usually in December. The Penn Capital Special Situations Small Cap Equity Fund and the Penn Capital Managed Alpha SMID Cap Equity Fund declare and distribute their net investment income, if any, annually and make distributions of net realized capital gains, if any, at least annually, usually in December.

The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that income or realized gains (losses) were recorded by each Fund.

F. Federal Income Taxes

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent they distribute all of their net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing their tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period and have no provision for taxes in the financial statements. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three open tax year ends, as applicable) and on-going analysis of and changes to tax laws, regulations and interpretations thereof.

G. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and each Fund. In addition, in the normal course of business, the Trust may enter into contracts that provide general indemnification to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred, and may not occur. However, the Trust has not had prior claims or losses pursuant to these contracts and considers the risk of loss to be remote.

3. Agreements and Related Party Transactions

Investment Advisory Agreement

The Trust has entered into an investment advisory agreement with the Advisor. Under the terms of the agreement, each Fund pays the Advisor a fee, payable at the end of each month, at an annual rate, set forth in the table below, of the respective Fund’s average daily net assets.

Penn Capital Defensive Floating Rate Income Fund	0.55%
Penn Capital Defensive Short Duration High Income Fund	0.45%
Penn Capital Multi-Credit High Income Fund	0.69%
Penn Capital Special Situations Small Cap Equity Fund	0.95%
Penn Capital Managed Alpha SMID Cap Equity Fund	0.90%

With respect to each Fund other than the Penn Capital Defensive Short Duration High Income Fund and the Penn Capital Multi-Credit High Income Fund, the Advisor has contractually agreed to waive its fees and/or pay Fund expenses so that the Funds’

PENN CAPITAL FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2019 (UNAUDITED)

total annual operating expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) do not exceed the amounts shown below as a percentage of each Fund’s average daily net assets. With respect to the Penn Capital Multi-Credit High Income Fund and the Penn Capital Defensive Short Duration High Income Fund, the Advisor has contractually agreed to waive its fees and/or pay Fund expenses so that the Fund’s total annual operating expenses (including any acquired fund fees and expenses incurred by the Fund as a result of its investments in other investment companies managed by the Advisor, but excluding any acquired fund fees and expenses incurred by the Fund as a result of its investments in unaffiliated investment companies, taxes, interest, brokerage fees, certain insurance costs, and extraordinary and other non-routine expenses) do not exceed the amounts shown below as a percentage of each Fund’s average daily net assets. The expense limitation agreement will remain in place through October 30, 2020. Thereafter, the expense limitation agreement for the Funds will be reviewed annually by the Advisor and the Board.

	Institutional Class	Investor Class
Penn Capital Defensive Floating Rate Income Fund	0.64%	0.89%
Penn Capital Defensive Short Duration High Income Fund	0.54%	N/A
Penn Capital Multi-Credit High Income Fund	0.72%	0.97%
Penn Capital Special Situations Small Cap Equity Fund	1.09%	1.34%
Penn Capital Managed Alpha SMID Cap Equity Fund	1.06%	1.31%

Any waived or reimbursed expenses by the Advisor to the Funds excluding any waivers related to acquired fund fees and expenses incurred by the Funds as a result of its investments in other investment companies managed by the Advisor, are subject to repayment by a Fund in the three years following the date the fees were waived or the expenses were paid, provided that the respective Fund is able to make the repayment without exceeding the Fund’s expense limitation in place when the fees were waived or expenses paid. The Advisor’s waived fees and paid expenses that are subject to potential recoupment are as follows:

Fiscal Period Incurred	Amount Waived/ Expenses Assumed		Amount Recouped	Amount Subject to Potential Recoupment	Year of Expiration
Penn Capital Defensive Floating Rate Income Fund
June 30, 2017	$261,441		—	$261,441	2020
June 30, 2018	281,780		—	281,780	2021
June 30, 2019	291,034		—	291,034	2022
June 30, 2020	134,123		—	134,123	2023
Total	$968,378		$—	$968,378
Penn Capital Defensive Short Duration High Income Fund
June 30, 2018	$164,748		—	$164,748	2021
June 30, 2019	200,969	(1)	—	198,460	2022
June 30, 2020	111,242	(1)	—	108,645	2023
Total	$476,959		$—	$471,853
Penn Capital Multi-Credit High Income Fund
June 30, 2017	$218,116		—	$218,116	2020
June 30, 2018	226,073		—	226,073	2021
June 30, 2019	219,408	(1)	—	204,979	2022
June 30, 2020	113,345	(1)	—	102,712	2023
Total	$776,942		$—	$751,880
Penn Capital Special Situations Small Cap Equity Fund
June 30, 2017	$158,820		—	$158,820	2020
June 30, 2018	208,947		—	208,947	2021
June 30, 2019	187,190		—	187,190	2022
June 30, 2020	90,154		—	90,154	2023
Total	$654,111		$—	$654,111
Penn Capital Managed Alpha SMID Cap Equity Fund
June 30, 2017	$162,111		—	$162,111	2020
June 30, 2018	175,125		—	175,125	2021
June 30, 2019	160,750		—	160,750	2022
June 30, 2020	83,802		—	83,802	2023
Total	$581,788		$—	$581,788
(1)	Includes fees waived that are not subject to potential recoupment.

PENN CAPITAL FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2019 (UNAUDITED)

Certain Officers and Trustees of the Funds are also Officers of the Advisor.

As of December 31, 2019, greater than 5% of the following PENN Capital Fund was held by another PENN Capital Fund.

Affiliated Fund Held	% Owned	Significant Owner
Penn Capital Defensive Floating Rate Income Fund	7%	Penn Capital Multi-Credit High Income Fund

The Trust has engaged Foreside Fund Officers Services, LLC to provide compliance services including the appointment of the Trust’s Chief Compliance Officer and Anti-Money Laundering Officer.

Distribution Agreement

Foreside Fund Services, LLC is the Trust’s distributor and principal underwriter (the Distributor). The Trust has adopted a plan of distribution under Rule 12b-1 of the 1940 Act applicable to the Investor Class. Under the plan, 12b-1 distribution fees at an annual rate of 0.25% of average daily net assets of Investor Class shares are paid to the Distributor or others for distribution and shareholder services. For the period ended December 31, 2019, there were no distribution fees paid under the plan because the Investor Class shares had not yet been issued as of December 31, 2019.

The Trust has engaged U.S. Bank Global Fund Services to serve as each Fund’s administrator, fund accountant, and transfer agent. The Trust has engaged U.S. Bank, N.A. to serve as each Fund’s custodian.

Shareholder Servicing Plan

The Trust has adopted a Shareholder Servicing Plan on behalf of each Fund’s Investor Class and Institutional Class. Under the plan, each Class can pay for non-distribution related shareholder support services (“service fees”) in an amount up to 0.15% of its average daily net assets. For the period ended December 31, 2019, there were no service fees incurred by the Investor Class shares because the Investor Class shares had not yet been issued as of December 31, 2019. The amount actually incurred by the Institutional Class shares for the period ended December 31, 2019 on an annualized basis was 0.01% for the Penn Capital Managed Alpha SMID Cap Equity Fund, 0.04% for the Penn Capital Special Situations Small Cap Equity Fund, 0.01% for the Penn Capital Multi-Credit High Income Fund, 0.02% for the Penn Capital Defensive Floating Rate Income Fund, and less than 0.02% for the Penn Capital Defensive Short Duration High Income Fund.

Other Related Party Transactions

The Advisor, affiliates of the Advisor and the officers of the Trust, have made investments in the Funds and accordingly, as shareholders of the Funds, pay a proportionate share of the Funds’ investment advisory fees and other expenses identified in each Fund’s Prospectus.

4. Federal Tax Information

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differences in the timing of recognition of gains or losses on investments. Permanent book and tax basis differences, if any, may result in reclassifications to distributable earnings and additional paid-in capital.

PENN CAPITAL FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2019 (UNAUDITED)

The character of distributions for tax purposes paid during the fiscal period ended December 31, 2019 is as follows:

	Ordinary Income Distributions	Long-Term Capital Gain Distributions
Penn Capital Defensive Floating Rate Income Fund	$962,624	$—
Penn Capital Defensive Short Duration High Income Fund	762,110	—
Penn Capital Multi-Credit High Income Fund	523,026	—
Penn Capital Special Situations Small Cap Equity Fund	—	—
Penn Capital Managed Alpha SMID Cap Equity Fund	—	768,746

The character of distributions for tax purposes paid during the fiscal year ended June 30, 2019 is as follows:

	Ordinary Income Distributions	Long-Term Capital Gain Distributions
Penn Capital Defensive Floating Rate Income Fund	$1,892,386	$—
Penn Capital Defensive Short Duration High Income Fund	856,770	—
Penn Capital Multi-Credit High Income Fund	888,097	14,027
Penn Capital Special Situations Small Cap Equity Fund	272,601	921,899
Penn Capital Managed Alpha SMID Cap Equity Fund	385,893	889,102

5. Investment Transactions

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the fiscal year ended December 31, 2019, were as follows:

	Non-U.S. Government		U.S. Government
	Purchases	Sales	Purchases	Sales
Penn Capital Defensive Floating Rate Income Fund	$19,807,106	$10,272,702	$403,781	$400,797
Penn Capital Defensive Short Duration High Income Fund	23,242,189	13,049,568	—	—
Penn Capital Multi-Credit High Income Fund	10,677,829	6,916,935	—	288,361
Penn Capital Special Situations Small Cap Equity Fund	5,161,278	5,734,343	—	—
Penn Capital Managed Alpha SMID Cap Equity Fund	5,766,151	3,410,198	—	—

6. Capital Share Transactions

	Penn Capital Defensive Floating Rate Income Fund July 1, 2019 - December 31, 2019	Penn Capital Defensive Short Duration High Income Fund July 1, 2019 - December 31, 2019	Penn Capital Multi-Credit High Income Fund July 1, 2019 - December 31, 2019	Penn Capital Special Situations Small Cap Fund July 1, 2019 - December 31, 2019	Penn Capital Managed Alpha SMID Cap Equity Fund July 1, 2019 - December 31, 2019
Institutional Class Shares
Share sold	1,237,894	1,049,208	337,381	47,137	208,681
Shares issued in reinvestment of dividends	64,706	72,938	52,580	—	58,899
Shares redeemed	(161,151)	(115,408)	(16,144)	(101,954)	(36,396)
Net increase (decrease)	1,141,449	1,006,738	373,817	(54,817)	231,184

Institutional Amount
Shares sold	$12,353,120	$10,454,703	$3,363,256	$517,586	$2,760,905
Shares issued in reinvestment of dividends	644,633	726,081	521,985	—	763,334
Shares redeemed	(1,607,387)	(1,150,105)	(159,529)	(1,061,169)	(478,349)
Net increase (decrease)	$11,390,366	$10,030,679	$3,725,712	$(543,583)	$3,045,890

PENN CAPITAL FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2019 (UNAUDITED)

7. Transactions with Affiliates

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from July 1, 2019 through December 31, 2019. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

	July 1, 2019		Additions		Reductions		December 31, 2019	Dividend	Unrealized	Realized	December 31, 2019
Issuer Name	Share Balance	Cost	Share Balance	Cost	Share Balance	Cost	Share Balance	Income	Appreciation (Depreciation) Change	Gain/(Loss)	Value	Cost
Penn Capital Defensive Short Duration High Income Fund
Penn Capital Defensive Floating Rate Income Fund	78,102	$787,019	26,898	$268,666	—	$—	105,000	$18,666	$2,658	$—	$1,049,996	$1,055,685
		$787,019		$268,666		$—		$18,666	$2,658	$—	$1,049,996	$1,055,685
Penn Capital Multi-Credit High Income Fund
Penn Capital Defensive Floating Rate Income Fund	374,790	$3,798,301	8,885	$88,544	(60,020)	$(613,277)	323,655	$73,654	$24,626	$(13,277)	$3,236,546	$3,273,568
		$3,798,301		$88,544		$(613,277)		$73,654	$24,626	$(13,277)	$3,236,546	$3,273,568

8. Credit Risk, LIBOR and Asset Concentration

Small- and mid-capitalization companies may not have the size, resources and other assets of large capitalization companies. As a result, the securities of small- and mid-capitalization companies may be subject to greater market risks and fluctuations in value than large capitalization companies or may not correspond to changes in the stock market in general. In addition, small- and mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

High yield securities and unrated securities of similar credit quality have speculative characteristics and involve greater volatility of price and yield, greater of liquidity risk, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

There are a number of risks associated with an investment in bank loans, including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations.

A Fund may invest in certain instruments that rely in some fashion upon London Interbank Offered Rate (“LIBOR”). LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding future utilization of LIBOR and the nature of any replacement rate, and any potential effects of the transition away for LIBOR on a Fund or on certain instruments in which a Fun invests are not known.

9. Line of Credit

PENN Capital Funds Trust has a $10,000,000 uncommitted, unsecured, umbrella 364-day line of credit, for temporary purposes, including to meet redemption requests. The interest rate as of December 31, 2019 was 4.75%. During the period ended December 31, 2019, Penn Capital Special Situations Small Cap Equity Fund’s maximum borrowing was $139,000 and average borrowing was $1,228. This borrowing resulted in interest expenses of $32. The Penn Capital Defensive Floating Rate Income Fund, Penn Capital Defensive Short Duration High Income Fund, Penn Capital Multi-Credit High Income Fund, Penn Capital Managed Alpha SMID Cap Equity Fund did not use the credit line during the fiscal year. At the end of the fiscal year, no Fund had any outstanding borrowings.

PENN CAPITAL FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2019 (UNAUDITED)

10. Recent Accounting Pronouncement

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820):Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has chosen to early adopt the modified disclosures for the year ended June 30, 2019.

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU was effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018.

11. Concentration Risks

The Advisor and its employees collectively have beneficial ownership, either directly or indirectly, of more than 20% of each of the Funds as of December 31, 2019. In addition to the Advisor, one or more individual investors own more than 10% of the Penn Capital Special Situations Small Cap Equity Fund and the Penn Capital Managed Alpha SMID Cap Equity Fund as of December 31, 2019. To the extent multiple investors in the Funds rely on the advice of a common investment advisor the Funds may have the risk of a concentrated investor base.

12. Subsequent Events

Except as disclosed above, as of the date the financial statements were available to be issued, Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

PENN CAPITAL FUNDS TRUST
ADDITIONAL INFORMATION
 DECEMBER 31, 2019 (UNAUDITED)

Trustee and Officer Compensation

The Trust does not compensate any of its Trustees who are interested persons nor any of its officers. For the fiscal period ended December 31, 2019, the aggregate compensation paid by the Trust to the independent Trustees was $17,000. The Trust did not pay any special compensation to any of its Trustees or officers. The Statement of Additional Information includes additional information about the Trustees and is available without charge, upon request, by calling 844-302-7366.

Proxy Voting Policies

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities owned by that Fund is available: (1) without charge, upon request, by calling 844-302-7366; (2) in the Statement of Additional Information on the Trust’s website www.penncapitalfunds.com; and (3) on the SEC’s website at www.sec.gov. Information about how the Funds voted proxies relating to portfolio securities during the most recent fiscal year ended June 30, 2019 may be obtained (1) without charge, upon request, by calling 844-302-7366 and (2) on the SEC’s website at www.sec.gov.

Form N-PORT

Each Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT will be available on the EDGAR database on the SEC’s website at www.sec.gov. These Forms may also be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders that the transfer agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call (844) 302-7366 to request individual copies of these documents. The transfer agent will begin sending individual copies thirty days after receiving your request to stop householding. This policy does not apply to account statements.

Board Approval of Investment Advisory Agreements

At the September 19, 2019 meeting (collectively, the “Meeting”) of the Board of Trustees (the “Board” or “Trustees”) of the PENN Capital Funds Trust (the “Trust”), the Board, including those Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) of the Trust (the “Independent Trustees”), approved the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Penn Capital Management Company, Inc. (the “Adviser” or “Penn Capital”) and the Trust, on behalf of the Penn Capital Defensive Floating Rate Income Fund, Penn Capital Defensive Short Duration High Income Fund, Penn Capital Multi-Credit High Income Fund, Penn Capital Special Situations Small Cap Equity Fund and Penn Capital Managed Alpha SMID Cap Equity Fund series of the Trust (each a “Fund” and collectively, the “Funds”).

In connection with considering the approval of the Investment Advisory Agreement, the Independent Trustees met in executive session. The Board, including the Independent Trustees, evaluated the terms of the Investment Advisory Agreement, reviewed the information provided by the Adviser in connection with the consideration of approving the continuation of the Investment Advisory Agreement, and reviewed the duties and responsibilities of the Trustees in evaluating and approving the continuation of the agreement.

In considering approval of the continuation of the Investment Advisory Agreement, the Board, including the Independent Trustees, reviewed the Meeting Materials and other information from counsel and from Penn Capital, including: (i) a copy of the Investment Advisory Agreement; (ii) information describing the nature, quality and extent of the services that Penn Capital provides and expects to provide to the Funds; (iii) information concerning Penn Capital’s financial condition, business, operations, portfolio management teams and compliance program; (iv) information describing each Fund’s advisory fee and operating expenses; (v) a copy of the current Form ADV for Penn Capital; and (vi) a memorandum from counsel on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of Penn Capital, as well as information presented at Board meetings throughout the year. The Board also received information comparing the advisory fee, expenses and performance of each Fund to other investment companies considered to be in the Fund’s peer group.

During its review of this information, the Board focused on and analyzed the factors that the Board deemed relevant, including: (i) the nature, quality and extent of the services provided and expected to be provided to each Fund by Penn Capital; (ii) Penn Capital’s personnel and operations; (iii) each Fund’s expense level; (iv) the profitability to Penn Capital under the Investment Advisory Agreement; (v) any “fall-out” benefits to Penn Capital and its affiliates (i.e., the ancillary benefits realized by Penn Capital and its affiliates from Penn Capital’s relationship with the Trust); (vi) the effect of asset growth on each Fund’s expenses; (vii) possible conflicts of interest; and (viii) the investment performance of the Funds.

The Board, including the Independent Trustees, considered the following in respect of each Fund:

(a)   The nature, extent and quality of services provided and expected to be provided by Penn Capital to the Funds; Penn Capital’s personnel and operations. The Board reviewed the services that Penn Capital provides and expected to provide to each Fund. The Board noted the responsibilities that Penn Capital has as the Funds’ investment adviser, including: the responsibility for the management and investment of each Fund’s securities portfolio; executing portfolio security trades; monitoring compliance with each Fund’s investment objective, policies and limitations; the responsibility for quarterly reporting to the Board; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to each Fund.

The Board reviewed Penn Capital’s experience, resources and strengths in managing the Funds, as well as other pooled investment vehicles, and Penn Capital’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Fund was likely to continue to benefit from the nature, quality and extent of these services, as well as Penn Capital’s ability to render such services based on their experience, personnel, operations, and resources.

(b)   Comparison of services provided and fees paid to those under other investment advisory contracts. The Board compared both the services provided and the fees paid pursuant to the Investment Advisory Agreement to those under other contracts of Penn Capital, and under contracts of other investment advisers with respect to similar funds. In particular, the Board compared each Fund’s advisory fee and expense ratio to other investment companies considered to be in that Fund’s peer group. The Board noted that Penn Capital entered into an Expense Limitation Agreement whereby Penn Capital waives advisory fees and/or assumes expenses to keep the Funds’ expenses from exceeding certain levels. The Board also noted that Penn Capital has agreed to waive advisory fees and/or assume expenses with respect to the Penn Capital Multi-Credit High Income Fund and Penn Capital Defensive Short Duration High Income Fund to the extent of any acquired fund fees and expenses (“AFFE”) incurred by the Funds as a result of their investment in other investment companies managed by Penn Capital. The Board received and considered information about the fee rates charged to other accounts and clients that are managed by Penn Capital, including information about the differences in services provided to the non-registered investment company clients.

Consideration was given to the advisory fees and expense ratios of the Institutional Class Shares of the Funds, the only share class with assets to date. With respect to the Penn Capital Defensive Floating Rate Income Fund, the Board considered that the Fund’s advisory fee was below both the median and average of its peer group, and the Fund’s total expenses (including the fee waiver) were below the median and average of its peer group. With respect to the Penn Capital Defensive Short Duration High Income Fund, the Board considered that the Fund’s advisory fee was below both the median and average of its expense peer group, and the Fund’s total expenses (including the fee waiver) were below the median and average of its expense peer group. With respect to the Penn Capital Multi-Credit High Income Fund, the Board considered that the Fund’s advisory fee was above the median and average of its peer group, but the Fund’s total expenses (including the fee waiver) were below the median and average of its peer group. With respect to the Penn Capital Managed Alpha SMID Cap Equity Fund, the Board considered that the Fund’s advisory fee was above both the median and average of its peer group, and the Fund’s total expenses (including the fee waiver) were above the median and average of its peer group. With respect to the Penn Capital Special Situations Small Cap Equity Fund, the Board considered that the Fund’s advisory fee was above both the median and average of its peer group, while the Fund’s total expenses (including the fee waiver) was above the median but below the average of its peer group. To the extent that a Fund’s advisory fee and/or net expenses after waivers were above the median and average of its respective peer group, Penn Capital explained and the Board considered the reasons for the higher fees.

After comparing each Fund’s fees with those of other funds in the Fund’s peer group, and considering the information about fee rates Penn Capital charged to other accounts and clients, and in light of the nature, quality and extent of services provided by Penn Capital and the costs Penn Capital incurred by providing those services, the Board concluded that the level of fees paid to Penn Capital with respect to the Funds was fair and reasonable.

(c)   The cost of the services provided and profits realized by Penn Capital from the relationship with the Funds; the extent to which economies of scale were realized as the Funds grew, and whether fee levels reflect such economies of scale; “fall-out” benefits; possible conflicts of interest. The Board discussed the costs, including operational costs, and Penn Capital’s profitability in connection with its serving as each Fund’s investment adviser. The Board considered that the Funds were still not yet of a sufficient size to be experiencing economies of scale. The Board concluded that the profitability of Penn Capital, and the extent to which economies of scale were reflected in the Funds’ advisory fees, were reasonable for the Funds in relation to the performance and asset sizes of the Funds.

The Board considered that Penn Capital may experience reputational “fall-out” benefits based on the success of the Funds, but that such benefits are not easily quantifiable. The Board noted that since the Trust’s service providers are not affiliated with Penn Capital, such services do not give rise to “fall-out” benefits for Penn Capital. The Board also noted Penn Capital’s procedures to manage potential conflicts of interest and Penn Capital’s belief that its management of the Funds does not present a material conflict of interest.

(d)   Investment performance of the Funds. The Board considered the investment performance of the Funds. In particular, the Board considered the investment performance of the Funds relative to their stated investment objectives and strategies and the success of Penn Capital in reaching such objectives. The Board considered each Fund’s investment performance compared to the benchmark index that each Fund uses for comparison in its Prospectus and shareholder reports. The Board also considered each Fund’s investment performance compared to the Fund’s respective peer group. Consideration was given to the performance of the Institutional Class Shares of the Funds, the only share class with performance to date. The Board considered that the Penn Capital Defensive Floating Rate Income Fund outperformed both its peer group and the benchmark for the three-year period ended June 30, 2019 and outperformed the peer group, but underperformed the benchmark by 0.01%, for the one-year period. The Board considered that the Penn Capital Defensive Short Duration High Income Fund outperformed its performance peer group for the one-year and since inception periods ended June 30, 2019, and that the Fund underperformed its benchmark for the one-year and since inception periods. The Board considered that the Penn Capital Multi-Credit High Income Fund outperformed both its peer group and benchmark for the three-year period ended June 30, 2019, and outperformed the benchmark during the one-year period, although it underperformed the peer group for the one-year period. The Board considered that the Penn Capital Special Situations Small Cap Equity Fund underperformed its benchmark for the one-year and three-year periods ended June 30, 2019 and underperformed its peer group for the one-year period, but outperformed the peer group over the three-year period. The Board considered that the Penn Capital Managed Alpha SMID Cap Equity Fund outperformed both its peer group and benchmark over both the one-year and three-year periods ended June 30, 2019. The Board discussed with Penn Capital the reasons for relative underperformance of certain Funds for certain periods. The Board concluded that the performance of the Funds was reasonable in light of the respective investment objectives and policies of the Funds.

Conclusion. No single factor was determinative to the Board’s decision. Based on the foregoing and such other matters as were deemed relevant, such as the Expense Limitation Agreement, the Board concluded that the advisory fee rates and total expense ratios were reasonable in relation to the services provided, and to be provided, by Penn Capital to each Fund, as well as the costs incurred and benefits gained by Penn Capital in providing such services. The Board also found the advisory fees to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar size. As a result, the Board concluded that the approval of the continuation of the Investment Advisory Agreement was in the best interests of each Fund.

Board of Trustees
Dennis S. Hudson, III
John R. Schwab
Richard A. Hocker

Investment Advisor
Penn Capital Management Company, Inc.
Navy Yard Corporate Center
1200 Intrepid Avenue, Suite 400
Philadelphia, Pennsylvania 19112

Legal Counsel
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103

Custodian
U.S. Bank, N.A.
1555 N. Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Distributor
Foreside Fund Services, LLC
Three Canal Plaza
Portland, ME 04101

Administrator, Transfer Agent
and Dividend Disbursing Agent
U.S. Bancorp Fund Services, LLC
doing business as U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

Shareholder/Investor Information
1.844.302.PENN (7366)
www.penncapitalfunds.com

BEFORE INVESTING YOU SHOULD CAREFULLY CONSIDER THE FUND’S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. THIS AND OTHER RELEVANT INFORMATION CAN BE FOUND IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, COPIES OF WHICH MAY BE OBTAINED BY CALLING (844) 302-PENN (7366) OR BY VISITING WWW.PENNCAPITALFUNDS.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.
(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.
(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.
(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PENN Capital Funds Trust

By (Signature and Title)*	/s/ Richard A. Hocker
Richard A. Hocker, President

Date	2/28/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard A. Hocker
Richard A. Hocker, President

Date	2/28/20

By (Signature and Title)*	/s/ Gerald McBride
Gerald McBride, Treasurer

Date	2/27/20

* Print the name and title of each signing officer under his or her signature.